UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 7/31
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Date of reporting period: 1/31/10
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended January 31, 2010. The first report applies to the Technical Opportunities Fund, the second report applies to the Global High Yield Fund and the third report applies to the Multi-Sector Bond Fund.

John Hancock
MUTUAL FUNDS

John Hancock
Technical Opportunities Fund

Semiannual Report
1.31.10

A look at performance

For the period ended January 31, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since	Six				Since
Class	1-year	5-year	10-year	inception[1]	months	1-year	5-year	10-year	inception[1]

A	—	—	—	—	–3.04%	—	—	—	–3.04%

I2	—	—	—	—	2.30%	—	—	—	2.30%

NAV[2]	—	—	—	—	2.40%	—	—	—	2.40%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.0%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 2.05%, Class I — 1.50% and Class NAV — 1.40%. In addition, the adviser has contractually agreed through July 31, 2010 to the extent necessary to limit the total expenses of Class A shares to 2.05%, excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage and interest expenses. Had the fee waivers/expense limits not been in place, the gross expenses would be as follows: Class A — 2.28%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From August 3, 2009.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

6	Technical Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Technical Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI All Country World Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

I2,3	8-3-09	$10,230	$10,230	$10,844

NAV[2,3]	8-3-09	10,240	10,240	10,844

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as of January 31, 2010.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charges applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Technical Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 3, 2009 with the same investment held until January 31, 2010.

	Account value	Ending value	Expenses paid during
	on 8-3-09	on 1-31-10	period ended 1-31-10[1]

Class A	$1,000.00	$1,021.00	$9.47

Class I	1,000.00	1,023.00	7.82

Class NAV	1,000.00	1,024.00	7.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technical Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2009, with the same investment held until January 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-09	on 1-31-10	period ended 1-31-10[2]

Class A	$1,000.00	$1,015.70	$9.55

Class I	1,000.00	1,017.40	7.88

Class NAV	1,000.00	1,018.10	7.12

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.88%, 1.55% and 1.40% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Technical Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

Apple, Inc.	5.0%	International Business
		Machines Corp.	2.0%
Xstrata PLC	2.3%
		General Electric Company	2.0%
BHP Billiton, Ltd.	2.2%
		The Mosaic Company	1.9%
EMC Corp.	2.1%
		Amazon.com, Inc.	1.6%
Amgen, Inc.	2.1%

Google, Inc., Class A	2.0%

Sector Composition[2,3]

Information Technology	21%	Health Care	4%

Materials	14%	Consumer Staples	3%

Industrials	11%	Financials	2%

Consumer Discretionary	8%	Short-Term Investments & Other	30%

Energy	7%

1 As a percentage of net assets on January 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on January 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Technical Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-10 (unaudited)

	Shares	Value
Common Stocks 70.39%		$370,217,747

(Cost $370,288,485)

Consumer Discretionary 8.03%		42,222,169

Distributors 0.23%

China Resources Enterprises, Ltd.	370,000	1,216,664

Hotels, Restaurants & Leisure 2.74%

Ctrip.com International, Ltd., ADR (I)	130,800	4,092,732

Las Vegas Sands Corp. (I)	251,200	3,893,600

Starbucks Corp. (I)	295,300	6,434,587

Internet & Catalog Retail 1.58%

Amazon.com, Inc. (I)	66,200	8,302,142

Media 1.25%

CBS Corp., Class B	402,100	5,199,153

Focus Media Holding, Ltd., ADR (I)	100,760	1,352,199

Multiline Retail 0.59%

Dollar Tree, Inc. (I)	25,600	1,267,712

Family Dollar Stores, Inc.	58,900	1,818,832

Textiles, Apparel & Luxury Goods 1.64%

NIKE, Inc., Class B	78,100	4,978,875

XTEP International Holdings	5,969,500	3,665,673

Consumer Staples 3.01%		15,847,387

Food & Staples Retailing 0.85%

Safeway, Inc.	198,100	4,447,345

Food Products 0.80%

Kraft Foods, Inc., Class A	152,700	4,223,682

Tobacco 1.36%

Lorillard, Inc.	94,800	7,176,360

Energy 7.03%		36,959,021

Energy Equipment & Services 1.00%

Schlumberger, Ltd.	82,800	5,254,488

Oil, Gas & Consumable Fuels 6.03%

Alpha Natural Resources, Inc. (I)	108,700	4,414,307

PT Bumi Resources	22,788,500	5,994,084

CONSOL Energy, Inc.	126,800	5,910,148

EOG Resources, Inc.	82,400	7,450,608

Petrobank Energy & Resources, Ltd. (I)	121,500	6,003,128

Valero Energy Corp.	104,900	1,932,258

See notes to financial statements

Semiannual report | Technical Opportunities Fund	11

	Shares	Value
Financials 2.27%		$11,950,107

Capital Markets 1.10%

The Goldman Sachs Group, Inc.	38,800	5,770,336

Diversified Financial Services 0.74%

China Everbright, Ltd.	1,668,000	3,908,627

Insurance 0.43%

Genworth Financial, Inc., Class A (I)	164,100	2,271,144

Health Care 3.84%		20,206,892

Biotechnology 2.84%

Amgen, Inc. (I)	185,300	10,836,344

Celgene Corp. (I)	72,600	4,122,228

Pharmaceuticals 1.00%

Eli Lilly & Company	149,100	5,248,320

Industrials 10.45%		54,957,599

Aerospace & Defense 0.89%

Cubic Corp.	119,601	4,670,419

Air Freight & Logistics 1.39%

United Parcel Service, Inc., Class B	126,800	7,325,236

Construction & Engineering 1.48%

China Railway Group, Ltd. (I)	10,792,000	7,774,264

Industrial Conglomerates 3.85%

Beijing Enterprises Holdings, Ltd.	743,000	5,170,855

General Electric Company	648,400	10,426,272

Textron, Inc.	239,100	4,669,623

Machinery 2.64%

Deere & Company	47,500	2,372,625

Joy Global, Inc.	168,300	7,698,042

Kubota Corp.	427,000	3,821,603

Road & Rail 0.20%

MTR Corp., Ltd.	318,500	1,028,660

Information Technology 21.38%		112,425,935

Communications Equipment 1.51%

ZTE Corp., Class H	1,394,200	7,952,093

Computers & Peripherals 9.01%

Apple, Inc. (I)	136,100	26,147,532

EMC Corp. (I)	649,700	10,830,499

International Business Machines Corp.	84,900	10,390,911

Internet Software & Services 4.36%

Alibaba.com, Ltd. (I)	2,373,000	5,334,444

Google, Inc., Class A (I)	19,900	10,535,458

Tencent Holdings, Ltd.	379,400	7,033,959

Semiconductors & Semiconductor Equipment 3.33%

Broadcom Corp., Class A (I)	164,400	4,392,768

NVIDIA Corp. (I)	511,100	7,865,829

Xilinx, Inc.	223,600	5,272,488

See notes to financial statements

12	Technical Opportunities Fund | Semiannual report

	Shares	Value
Software 3.17%

AsiaInfo Holdings, Inc. (I)	164,700	$3,936,330

Longtop Financial Technologies, Ltd. (I)	183,400	6,356,644

Shanda Interactive Entertainment, Ltd. (I)	138,000	6,376,980

Materials 14.38%		75,648,637

Chemicals 2.70%

Incitec Pivot, Ltd.	1,451,721	4,300,835

The Mosaic Company	185,190	9,909,517

Metals & Mining 11.68%

BHP Billiton, Ltd., SADR	166,800	11,570,916

Cliffs Natural Resources, Inc.	131,400	5,249,430

Eldorado Gold Corp. (I)	288,000	3,409,920

Fortescue Metals Group, Ltd. (I)	1,268,529	5,050,204

Freeport-McMoRan Copper & Gold, Inc.	115,700	7,716,033

Gerdau SA, SADR	89,200	1,199,740

Mechel, SADR	215,385	4,262,469

Randgold Resources, Ltd.	50,300	3,467,179

Southgobi Energy Resources, Ltd. (I)	6,800	98,094

United Company RUSAL (I)	2,160,000	2,642,985

Vale SA	184,400	4,755,676

Xstrata PLC (I)	734,765	12,015,639

Short-Term Investments 21.03%		$110,600,000

(Cost $110,600,000)

Repurchase Agreement 21.03%		110,600,000
Bank of New York Tri-Party Repurchase Agreement dated 1-29-10 at
0.12% to be repurchased at $110,601,106 on 2-1-10, collateralized by
$148,954,321 Federal National Mortgage Association, 6.00% due 8-1-38
(valued at $112,812,001 including interest)	110,600,000	110,600,000

Total investments (Cost $480,888,485)† 91.42%		$480,817,747

Other assets and liabilities, net 8.58%		$45,128,997

Total net assets 100.00%		$525,946,744

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $480,888,485. Net unrealized depreciation aggregated $70,738, of which $14,674,332 related to appreciated investment securities and $14,745,070 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Technical Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $370,288,485)	$370,217,747
Repurchase agreements, at value (Cost $110,600,000) (Note 2)	110,600,000

Total investments, at value (Cost $480,888,485)	480,817,747

Cash	17,655
Receivable for investments sold	64,982,776
Receivable for fund shares sold	5,419,294
Dividends and interest receivable	69,146
Other receivables and prepaid assets	21,014

Total assets	551,327,632

Liabilities

Payable for investments purchased	24,959,534
Payable for fund shares repurchased	328,177
Payable to affiliates
Accounting and legal services fees	7,232
Transfer agent fees	21,849
Trustees’ fees	1,200
Other liabilities and accrued expenses	62,896

Total liabilities	25,380,888

Net assets

Capital paid-in	$520,456,979
Undistributed net investment loss	(1,846,355)
Accumulated net realized gain on investments and foreign
currency transactions	7,407,151
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(71,031)

Net assets	$525,946,744

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($148,526,433 ÷ 14,545,939 shares)	$10.21
Class I ($54,783,673 ÷ 5,355,190 shares)	$10.23
Class NAV ($322,636,638 ÷ 31,522,377 shares)	$10.24

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.75

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Technical Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 1-31-10 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,218,983
Interest	22,487
Less foreign taxes withheld	(26,946)

Total investment income	1,214,524

Expenses

Investment management fees (Note 4)	2,720,596
Distribution and service fees (Note 4)	111,299
Accounting and legal services fees (Note 4)	30,822
Transfer agent fees (Note 4)	82,096
Trustees’ fees (Note 5)	3,155
State registration fees (Note 4)	4,108
Printing and postage fees	3,474
Professional fees	25,111
Custodian fees	76,113
Registration and filing fees	7,372
Other	379

Total expenses	3,064,525
Less expense reductions (Note 4)	(3,646)

Net expenses	3,060,879

Net investment loss	(1,846,355)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,361,642
Foreign currency transactions	45,509
7,407,151
Change in net unrealized appreciation (depreciation) of
Investments	(70,738)
Translation of assets and liabilities in foreign currencies	(293)
(71,031)
Net realized and unrealized gain	7,336,120

Increase in net assets from operations	$5,489,765

1 Period from 8-3-09 (inception date) to 1-31-10.

See notes to financial statements

Semiannual report | Technical Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period.

Period
ended
1-31-10[1]
Increase (decrease) in net assets

From operations
Net investment loss	($1,846,355)
Net realized gain	7,407,151
Change in net unrealized appreciation (depreciation)	(71,031)

Increase in net assets resulting from operations	5,489,765

From Fund share transactions (Note 6)	520,456,979

Total increase	525,946,744

Net assets

Beginning of period	—

End of period	$525,946,744

Undistributed net investment loss	($1,846,355)

1 Period from 8-3-09 (inception date) to 1-31-10. Unaudited.

See notes to financial statements

16	Technical Opportunities Fund | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	1-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.21
Net asset value, end of period	$10.21
Total return (%)[3,4]	2.10[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[6]
Expenses net of fee waivers	1.88[6]
Expenses net of fee waivers and credits	1.88[6]
Net investment loss	(1.38)[6]
Portfolio turnover (%)	171

1 Period from 8-3-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

CLASS I SHARES Period ended	1-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.06)
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.23
Net asset value, end of period	$10.23
Total return (%)[3,4]	2.30[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]
Expenses net of fee waivers	1.55[6]
Expenses net of fee waivers and credits	1.55[6]
Net investment loss	(1.08)[6]
Portfolio turnover (%)	171

1 Period from 8-3-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Technical Opportunities Fund	17

CLASS NAV SHARES Period ended	1-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.04)
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.24
Net asset value, end of period	$10.24
Total return (%)[3,4]	2.40[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$323
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]
Expenses net of fee waivers	1.40[6]
Expenses net of fee waivers and credits	1.40[6]
Net investment loss	(0.77)[6]
Portfolio turnover (%)	171

1 Period from 8-3-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	Technical Opportunities Fund | Semiannual report

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Technical Opportunities Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. The Trust currently offers eighty-seven separate investment funds. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

John Hancock Investment Management Services (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class I and Class NAV shares. Class A shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the period and through the date the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other portfolio assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the

Semiannual report | Technical Opportunities Fund	19

Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	1-31-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$42,222,169	$37,339,832	$4,882,337	—
Consumer Staples	15,847,387	15,847,387	—	—
Energy	36,959,021	30,964,937	5,994,084	—
Financials	11,950,107	8,041,480	3,908,627	—
Health Care	20,206,892	20,206,892	—	—
Industrials	54,957,599	37,162,217	17,795,382	—
Information Technology	112,425,935	92,105,439	20,320,496	—
Materials	75,648,637	51,540,880	24,107,757	—
Short-Term Investments	110,600,000	—	110,600,000	—

Total investments in	$480,817,747	$293,209,064	$187,608,683	—
securities

20	Technical Opportunities Fund | Semiannual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended January 31, 2010, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and

Semiannual report | Technical Opportunities Fund	21

unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $25,370.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.35% of the first $250,000,000 of the Fund’s average daily net asset value b) 1.30% of the next $250,000,000 of the Fund’s average daily net asset value and c) 1.25% of the Fund’s daily net asset value in excess of $500,000,000.

22	Technical Opportunities Fund | Semiannual report

The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of 1.33% of the Fund’s average daily net asset value.

Effective January 1, 2010, the Adviser voluntarily agreed to waive a portion of the management fee for certain Funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to limit the total expenses as follows: 2.05% and 1.55% for Class A and Class I shares, respectively, through July 31, 2010. The Adviser reserves the right to terminate these limitations in the future. Accordingly, the expense reductions related to the expense limitations and waivers above amounted to $3,596.

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. Certain reimbursements or waivers are not subject to recapture. The expenses waived or reimbursed subject to potential recovery through December 31, 2012 are $3,665. For the period ended January 31, 2010, the Fund did not recapture any expenses.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, compliance, financial, legal, tax, valuation and recordkeeping services of the Fund, including the preparation of annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30% of average daily net asset value for Class A shares. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, a curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended January 31, 2010, the Distributor received net up-front sales charges of $1,838,510 with regard to sales of Class A shares. Of this amount, $290,463 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,547,680 was paid as sales commissions to unrelated broker-dealers and $367 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signature Investors is an affiliate of the Adviser.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Transfer Agent), an indirect subsidiary of MFC. For Class A and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% and 0.04%, respectively, based on each class’s average daily net assets, and reimbursement for certain out-of-pocket expenses. In addition, Class A and Class I pay a monthly fee which is based on an annual rate of $16.50 per shareholder account.

Semiannual report | Technical Opportunities Fund	23

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees. During the period ended January 31, 2010, the Fund’s transfer agent fees were reduced by $50 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the period ended January 31, 2010, there were no small accounts fees incurred by the Fund.

Class level expenses for the period ended January 31, 2010 were as follows:

	Distribution		State	Printing
Share Class	and service fees	Transfer agent fees	registration fees	and postage fees

Class A	$111,299	$60,324	$3,325	$2,644
Class I	—	21,772	783	830
Total	$111,299	$82,096	$4,108	$3,474

Note 5
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates.

Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the period ended January 31, 2010, along with the corresponding dollar value.

	Period ended 1-31-10[1]
	Shares	Amount
Class A shares

Sold	15,526,348	$162,994,560
Repurchased	(980,409)	(10,422,264)

Net increase	14,545,939	$152,572,296

Class I shares

Sold	5,629,376	$59,038,600
Repurchased	(274,186)	(2,909,344)

Net increase	5,355,190	$56,129,256

Class NAV shares

Sold	32,077,969	$317,688,402
Repurchased	(555,592)	(5,932,975)

Net increase	31,522,377	$311,755,427

Net increase	51,423,506	$520,456,979

1 Period from 8-3-09 (inception date) to 1-31-10. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended January 31, 2010, aggregated $1,001,155,322 and $638,221,910, respectively.

24	Technical Opportunities Fund | Semiannual report

Evaluation of Advisory and
Subadvisory Agreements by
the Board of Trustees

At its meeting on June 26, 2009, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Funds II (the Trust):

1. Technical Opportunities Fund (the New Portfolio)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Trust (the Trust) and John Hancock Investment Management, LLC (the Adviser or JHIMS) to add the New Portfolio.

(b) an amendment to the subadvisory agreement between the Adviser and Wellington Management Company, LLP (the Subadviser) to add the New Portfolio (the Subadvisory Agreement Amendment).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Semiannual report | Technical Opportunities Fund	25

Approval of Advisory Agreement

At its meeting on June 26, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) reviewed the advisory fee structure for the New Portfolio (including JHIMS’s agreement to waive a portion of its management fees or reimburse expenses based upon that portion of the aggregate net assets of all participating Funds that exceeds $85 billion) and the incorporation of the subadvisory fee breakpoints (as described below under Approval of Subadvisory Agreements below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such funds grow;

(3) (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio,

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to the new Portfolio is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each the Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each the Portfolio was reasonable and not excessive.

(4) (a) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 26, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

26	Technical Opportunities Fund | Semiannual report

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust,

(2) that the Subadviser currently provides subadvisory services to the Trust or John Hancock Funds II,

(3) that the Subadviser has extensive experience and demonstrated skills as a manager;

(4) the investment performance of other comparable managed accounts of the Subadviser and of other Trust or John Hancock Trust funds managed by the Subadviser; and

(5) the proposed subadvisory fee for each New Portfolio and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1) The Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

(2) The subadvisory fees for the New Portfolio are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios;

(4) the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A.

Appendix A

	Comparable Fund	Estimated Fees and
	Performance as of	Expenses as of
Fund (Subadviser)	March 31, 2009	March 31, 2009

Technical Opportunities	The Subadviser’s composite	Subadvisory fees for this
Fund	performance record for simi-	Fund were higher than its
	larly managed investment	peer group median.
(Wellington Management)	accounts is above its peer
	group and index for the 1-,	Advisory fees for this Fund
	3-,5-, and 10-year periods.	were higher than its peer
group median.

Semiannual report | Technical Opportunities Fund	27

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Michael J. Leary	companies to affirm that, to the best of their
Treasurer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Technical Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.	347SA 1/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/10

John Hancock
Global High Yield Fund

Semiannual Report
1.31.10

1

John Hancock Global High Yield Fund

Table of Contents

Your expenses	page 3

Portfolio summary	page 4

Fund’s investments	page 5

Financial statements	page 14

Financial highlights	page 17

Notes to financial statements	page 20

More information	page 35

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 2, 2009 (commencement of operations) with the same investment held until January 31, 2010.

	Account value	Ending value	Expenses paid during
	on 11-2-09	on 1-31-10	period ended 1-31-10[1]

Class A	$1,000.00	$1,015.60	$3.27

Class I	1,000.00	1,016.30	2.51

Class NAV	1,000.00	1,016.50	2.39

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2009, with the same investment held until January 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-09	on 1-31-10	period ended 1-31-10[2]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.20	5.09

Class NAV	1,000.00	1,020.40	4.84

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.00% and 0.95% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period from commencement of operations to January 31, 2010).

2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

John Hancock Global High Yield Fund

Portfolio Summary

Percentage of
Sector Composition [1,2]	Net Assets
Foreign Government	37%
Consumer Discretionary	13%
Energy	10%
Telecommunication Services	7%
Industrials	6%
Financials	6%
Health Care	4%
Materials	4%
Utilities	4%
Consumer Staples	4%
Information Technology	1%
Short-Term Investments & Other	4%

Portfolio Composition [1,3]
Corporate Bonds	58%
Foreign Government Obligations	37%
Term Loans	1%
Short-Term Investments & Other	4%

Top Five Countries [1]
United States	53%
Brazil	4%
Mexico	4%
Argentina	3%
Indonesia	3%

1. As a percentage of net assets on January 31, 2010.

2. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3. There are risk factors involving investments in sovereign debt that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

4

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 57.73%				$141,742,238

(Cost $139,863,552)

Bermuda 0.92%				2,265,000

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.250%	06/15/16	1,200,000	1,275,000
Petroplus Finance, Ltd. (S)	9.375	09/15/19	1,000,000	990,000

Canada 1.36%				3,339,375

Gibson Energy ULC (S)	10.000	01/15/18	250,000	246,875
Nova Chemicals Corp. (S)	8.375	11/01/16	1,000,000	1,007,500
Teck Resources, Ltd.,
Sr Sec Note	10.750	05/15/19	650,000	765,375
Videotron Ltee,
Gtd Sr Note	9.125	04/15/18	550,000	594,000
Gtd Sr Note (S)	9.125	04/15/18	675,000	725,625

Colombia 0.73%				1,790,896

Santa Fe de Bogota DC (COP) (D)	9.750	07/26/28	3,235,000,000	1,790,896

Germany 0.22%				530,250

UPC Germany GmbH (S)	8.125	12/01/17	525,000	530,250

Italy 0.15%				360,000

Wind Acquisition Holdings Finance SpA (S)	12.250	07/15/17	375,000	360,000

Luxembourg 0.27%				652,500

Wind Acquisition Finance SA,
Sr Note (S)	11.750	07/15/17	600,000	652,500

Malaysia 1.56%				3,844,152

Petronas Capital, Ltd.	7.875	05/22/22	3,120,000	3,844,152

Marshall Islands 0.54%				1,334,938

General Maritime Corp. (S)	12.000	11/15/17	650,000	689,000
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	650,000	645,938

Tunisia 0.30%				744,600

Banque Centrale De Tunisie	7.375	04/25/12	680,000	744,600

United Kingdom 0.79%				1,930,438

Inmarsat Finance PLC,
Gtd Sr Note (S)	7.375	12/01/17	550,000	564,438
Virgin Media Finance PLC,
Gtd Sr Sub Note	9.125	08/15/16	525,000	546,000
Gtd Sr Sub Note	8.375	10/15/19	800,000	820,000

United States 50.89%				124,950,089

AES Corp. (S)	9.750	04/15/16	1,250,000	1,353,125
Alliant Techsystems, Inc.	6.750	04/01/16	675,000	673,313
AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	525,000	543,375
Sr Sub Note	8.000	03/01/14	800,000	784,000
Ameristar Casinos, Inc.,
Gtd Sr Note (S)	9.250	06/01/14	1,350,000	1,393,875
ARAMARK Services, Inc.	8.500	02/01/15	1,300,000	1,303,250

5

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)

Arch Coal, Inc.,
Sr Note (S)	8.750%	08/01/16	825,000	$878,625
Ashland, Inc.,
Gtd Sr Note (S)	9.125	06/01/17	650,000	708,500
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	203,500
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	716,875
Belo Corp.	8.000	11/15/16	1,375,000	1,405,938
Bristow Group, Inc.,
Gtd Sr Note	6.125	06/15/13	775,000	771,125
Bumble Bee Foods LLC (S)	7.750	12/15/15	675,000	678,375
Cablevision Systems Corp.,
Sr Note (S)	8.625	09/15/17	850,000	879,750
CB Richard Ellis Services, Inc.,
Gtd Sr Sub Note	11.625	06/15/17	575,000	646,875
Cenveo Corp.,
Gtd Sr Sub Note	7.875	12/01/13	750,000	716,250
Sr Sec Note (S)	8.875	02/01/18	200,000	198,602
Charter Communications Holdings I LLC,
Gtd Sr Note	7.875	09/01/19	450,000	464,625
Charter Communications Holdings LLC,
Sr Note	8.750	11/15/13	675,000	684,281
Chesapeake Energy Corp.,
Gtd Sr Note	7.250	12/15/18	1,125,000	1,119,375
Gtd Sr Note	6.500	08/15/17	300,000	287,250
Cincinnati Bell, Inc.	8.250	10/15/17	675,000	676,688
Cinemark USA, Inc.	8.625	06/15/19	700,000	729,750
Citizens Communications Company,
Sr Note	9.000	08/15/31	1,325,000	1,311,750
Claire's Stores, Inc., PIK	9.625	06/01/15	907,421	698,714
Clean Harbors, Inc.	7.625	08/15/16	750,000	761,250
Cloud Peak Energy Finance Company,
Gtd Sr Note (S)	8.500	12/15/19	675,000	702,000
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	1,250,000	1,292,188
Complete Production Services, Inc.	8.000	12/15/16	700,000	693,000
Constellation Brands, Inc.,
Gtd Sr Note	7.250	09/01/16	1,625,000	1,633,125
Copano Energy LLC,
Gtd Sr Note	8.125	03/01/16	100,000	100,750
Corrections Corp. of America,
Gtd Sr Note	7.750	06/01/17	1,425,000	1,464,188
Gtd Sr Note	6.750	01/31/14	400,000	401,000
Cott Beverages, Inc. (S)	8.375	11/15/17	650,000	667,875
Crown Americas LLC (S)	7.625	05/15/17	650,000	666,250
Crown Castle International Corp.,
Sr Note	9.000	01/15/15	800,000	867,000
Sr Note	7.125	11/01/19	1,150,000	1,141,375
CSC Holdings, Inc. (S)	8.500	04/15/14	1,075,000	1,139,500
DaVita, Inc.,
Gtd Sr Sub Note	7.250	03/15/15	1,675,000	1,677,094
Dean Foods Company,
Gtd Sr Note	7.000	06/01/16	25,000	24,375
Sr Note	6.900	10/15/17	700,000	670,250
Del Monte Corp. (S)	7.500	10/15/19	650,000	667,875

6

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)

Deluxe Corp.,
Sr Note	7.375%	06/01/15	300,000	$285,750
Sr Note Series B	5.125	10/01/14	425,000	374,000
Dole Food Company, Inc.,
Gtd Sr Note	8.750	07/15/13	50,000	51,625
Sr Sec Note (S)	8.000	10/01/16	1,275,000	1,319,625
Drummond Company, Inc.,
Sr Note	7.375	02/15/16	700,000	687,750
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,520,000
E*Trade Financial Corp., PIK	12.500	11/30/17	600,000	693,000
EchoStar DBS Corp.	7.000	10/01/13	1,500,000	1,541,250
Edison Mission Energy,
Sr Note	7.750	06/15/16	850,000	731,000
Sr Note	7.000	05/15/17	875,000	691,250
El Paso Corp.,
Sr Note	7.250	06/01/18	750,000	770,660
Sr Note	7.000	06/15/17	600,000	613,444
Elizabeth Arden, Inc.	7.750	01/15/14	650,000	643,500
Encore Acquisition Company	9.500	05/01/16	650,000	682,500
Exco Resources, Inc.	7.250	01/15/11	1,175,000	1,175,000
Ford Motor Credit Company LLC	8.700	10/01/14	2,925,000	3,025,740
Forest Oil Corp.	7.250	06/15/19	700,000	703,500
Freedom Group, Inc.,
Sr Sec Note (S)	10.250	08/01/15	275,000	290,125
Sr Sec Note (S)	10.250	08/01/15	350,000	369,250
GCI, Inc. (S)	8.625	11/15/19	400,000	414,000
Geo Group, Inc.,
Gtd Sr Note (S)	7.750	10/15/17	670,000	683,400
GeoEye, Inc. (S)	9.625	10/01/15	725,000	739,500
Georgia-Pacific LLC (S)	8.250	05/01/16	700,000	749,000
GMAC, Inc.,
Gtd Sr Note	8.000	11/01/31	775,000	742,063
Gtd Sr Note	6.000	12/15/11	800,000	785,000
Goodman Global Group, Inc. (S)	Zero	12/15/14	600,000	348,000
Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06/15/17	1,325,000	1,414,438
Great Atlantic & Pacific Tea Company,
Sr Sec Note (S)	11.375	08/01/15	90,000	87,975
Greif, Inc.	6.750	02/01/17	675,000	663,188
GXS Worldwide, Inc. (S)	9.750	06/15/15	525,000	509,250
Harrah's Operating Company, Inc.,
Sr Sec Note	11.250	06/01/17	650,000	690,625
HCA, Inc.,
Gtd Sec Note	9.250	11/15/16	1,400,000	1,477,000
Sr Note	6.750	07/15/13	1,200,000	1,167,000
Healthsouth Corp.	8.125	02/15/20	825,000	808,500
Hercules Offshore LLC,
Sr Sec Note (S)	10.500	10/15/17	650,000	669,500
Hornbeck Offshore Services, Inc.,
Gtd Sr Note	6.125	12/01/14	650,000	619,125
Host Hotels & Resorts LP	6.375	03/15/15	800,000	780,000
Host Marriott LP	7.125	11/01/13	575,000	579,313

7

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)

Hughes Network Systems LLC
Gtd Sr Note	9.500%	04/15/14	400,000	$409,000
Gtd Sr Note	9.500	04/15/14	250,000	253,125
IASIS Healthcare LLC	8.750	06/15/14	725,000	735,875
Inergy LP
Gtd Sr Note	8.750	03/01/15	25,000	26,000
Gtd Sr Note	8.250	03/01/16	750,000	766,875
Inverness Medical Innovations, Inc.,
Gtd Sr Sub Note	9.000	05/15/16	350,000	357,875
Sr Sub Note	7.875	02/01/16	325,000	319,313
Iron Mountain, Inc.,
Gtd Sr Sub Note	7.750	01/15/15	1,250,000	1,259,375
Sr Sub Bond	8.375	08/15/21	75,000	77,813
Jarden Corp.	7.500	01/15/20	275,000	276,375
JDA Software Group, Inc. (S)	8.000	12/15/14	700,000	724,500
Koppers, Inc. (S)	7.875	12/01/19	650,000	663,000
L-3 Communications Corp.,
Gtd Sr Sub Note Series B	6.375	10/15/15	1,375,000	1,392,188
Lamar Media Corp.	6.625	08/15/15	825,000	785,813
Las Vegas Sands Corp.	6.375	02/15/15	375,000	335,625
Level 3 Financing, Inc. (S)	10.000	02/01/18	1,400,000	1,309,000
Levi Strauss & Company,
Sr Note	9.750	01/15/15	175,000	182,875
Sr Note	8.875	04/01/16	750,000	780,000
Libbey Glass, Inc. (S)	10.000	02/15/15	100,000	100,500
Limited Brands, Inc.,
Gtd Sr Note	6.900	07/15/17	1,300,000	1,274,000
MacDermid, Inc. (S)	9.500	04/15/17	425,000	429,250
Macy's Retail Holdings, Inc.	5.750	07/15/14	1,375,000	1,378,438
Mariner Energy, Inc.	8.000	05/15/17	725,000	708,688
MarkWest Energy Partners LP,
Gtd Sr Note	6.875	11/01/14	400,000	394,000
Gtd Sr Note Series B	8.750	04/15/18	625,000	650,000
MetroPCS Wireless, Inc.,
Gtd Sr Note	9.250	11/01/14	800,000	805,000
MGM Mirage, Inc.	8.500	09/15/10	1,000,000	1,005,000
Michaels Stores, Inc.,
Gtd Sr Sub Bond	11.375	11/01/16	925,000	962,000
Mirant Americas Generation LLC	9.125	05/01/31	100,000	92,250
Mirant North America LLC,
Gtd Sr Note	7.375	12/31/13	1,325,000	1,318,375
Nalco Company	8.875	11/15/13	750,000	770,625
Neiman Marcus Group, Inc.,
Gtd Sr Note PIK	9.000	10/15/15	500,000	486,250
Gtd Sr Sub Note	10.375	10/15/15	325,000	318,500
Netflix, Inc.,
Sr Note (S)	8.500	11/15/17	650,000	685,750
New Albertsons, Inc.,
Sr Bond	8.000	05/01/31	1,700,000	1,530,000
Newfield Exploration Company	6.875	02/01/20	1,075,000	1,072,313
NewMarket Corp.	7.125	12/15/16	400,000	396,000
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	1,425,000	1,286,063
Norcraft Companies LP (S)	10.500	12/15/15	650,000	676,000

8

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)

NRG Energy, Inc.,
Gtd Sr Note	8.500%	06/15/19	1,075,000	$1,080,375
Gtd Sr Note	7.375	02/01/16	1,125,000	1,119,375
Owens-Illinois, Inc.	7.800	05/15/18	1,350,000	1,387,125
Peabody Energy Corp.	7.375	11/01/16	750,000	796,875
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03/01/15	700,000	675,500
Penn Virginia Corp.	10.375	06/15/16	600,000	660,750
Pinnacle Entertainment, Inc. (S)	8.625	08/01/17	1,300,000	1,303,250
Pinnacle Foods Finance LLC
Gtd Sr Sub Note	10.625	04/01/17	650,000	671,125
Sr Note (S)	9.250	04/01/15	175,000	175,875
Pioneer Natural Resources Company	6.875	05/01/18	775,000	761,354
Psychiatric Solutions, Inc.,
Gtd Sr Sub Note	7.750	07/15/15	225,000	215,438
Sr Sub Note (S)	7.750	07/15/15	400,000	373,000
Quicksilver Resources, Inc.,
Gtd Sr Note	8.250	08/01/15	400,000	412,000
Quiksilver, Inc.,
Gtd Sr Note	6.875	04/15/15	600,000	522,000
QVC, Inc.,
Sr Sec Note (S)	7.500	10/01/19	650,000	666,250
Qwest Corp.,
Sr Note	8.375	05/01/16	1,150,000	1,259,250
Sr Note	7.125	11/15/43	1,975,000	1,688,625
Radio One, Inc.	6.375	02/15/13	900,000	720,000
RBS Global, Inc.	9.500	08/01/14	675,000	676,688
Regal Cinemas Corp.	8.625	07/15/19	650,000	671,125
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	650,000	704,438
Reynolds Group (S)	7.750	10/15/16	650,000	654,875
Sabine Pass LNG LP	7.250	11/30/13	400,000	374,000
SandRidge Energy, Inc.,
Gtd Sr Note (S)	8.750	01/15/20	300,000	309,000
Gtd Sr Note PIK	8.625	04/01/15	825,000	830,156
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08/15/16	650,000	674,375
Seneca Gaming Corp.	7.250	05/01/12	650,000	633,750
Sensus USA, Inc.	8.625	12/15/13	250,000	256,875
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03/15/12	650,000	635,375
Sinclair Television Group, Inc.,
Sr Sec Note (S)	9.250	11/01/17	50,000	51,500
Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07/15/14	725,000	789,344
Sprint Capital Corp.,
Gtd Sr Note	8.750	03/15/32	1,550,000	1,395,000
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	1,025,000	1,019,875
Terex Corp.	8.000	11/15/17	400,000	382,000
Toys R Us Property Company I LLC (S)	10.750	07/15/17	950,000	1,052,125
TransDigm, Inc.,
Gtd Sr Sub Note	7.750	07/15/14	650,000	654,875
Triumph Group, Inc. (S)	8.000	11/15/17	775,000	784,688
TRW Automotive, Inc. (S)	8.875	12/01/17	450,000	466,875

9

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)

United Surgical Partners International, Inc. PIK	9.250%	05/01/17	450,000	$468,563
Vanguard Health Holding Company II LLC,
Gtd Sr Note (S)	8.000	02/01/18	1,450,000	1,415,563
Gtd Sr Sub Note	9.000	10/01/14	975,000	1,018,875
Windstream Corp.,
Gtd Sr Note	8.625	08/01/16	650,000	667,063
Gtd Sr Sub Note (S)	7.875	11/01/17	375,000	370,313
Wynn Las Vegas LLC (S)	7.875	11/01/17	675,000	681,750
Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,336,500

Foreign Government Obligations 37.38%				$91,761,357

(Cost $93,123,867)

Argentina 3.49%				8,576,558

Republic of Argentina,
Bond (H)	11.750	06/15/15	465,000	205,670
Bond (H)	11.750	12/31/49	1,615,000	702,525
Bond (H)	11.375	01/30/17	422,000	183,570
Bond (H)	11.000	10/09/49	1,990,000	865,650
Bond (H)	8.875	03/01/29	230,000	101,200
Bond (H)	8.375	12/20/49	2,305,000	1,002,675
Note (H)	11.000	12/04/48	3,470,000	1,509,450
Sr Bond (H)	7.000	10/03/15	4,115,000	3,199,413
Sr Note (EUR) (D) (H)	7.820	12/31/33	519,721	419,745
Sr Note (EUR) (D) (H)	2.260	12/31/38	970,000	386,660

Brazil 4.24%				10,413,345

Federative Republic of Brazil,
Bond	11.000	08/17/40	1,465,000	1,937,463
Note	8.750	02/04/25	1,785,000	2,249,100
Note	8.000	01/15/18	53,333	60,887
Sr Bond	7.125	01/20/37	655,000	728,033
Sr Note	5.875	01/15/19	1,485,000	1,555,538
Nota do Tesouro Nacional,
Note	10.000	01/01/17	285,000	1,309,423
Note	10.000	01/01/17	80,000	367,557
Note (BRL) (D)	10.000	01/01/17	220,000	1,010,783
Note (BRL) (D)	10.000	01/01/17	260,000	1,194,561

Colombia 1.67%				4,098,129

Republic of Colombia,
Bond	7.375	09/18/37	2,655,000	2,820,938
Bond (COP) (D)	9.850	06/28/27	313,000,000	182,041
Note	7.375	01/27/17	980,000	1,095,150

El Salvador 0.76%				1,873,463

Republic of El Salvador,
Bond	8.250	04/10/32	500,000	531,875
Bond (S)	7.375	12/01/19	995,000	1,047,238
Note	7.650	06/15/35	290,000	294,350

Gabon 0.29%				719,949

Republic of Gabon,
Bond	8.200	12/12/17	190,000	205,761
Bond (S)	8.200	12/12/17	475,000	514,188

10

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Indonesia 3.30%				$8,109,756

Republic of Indonesia,
Bond	11.625%	03/04/19	140,000	197,750
Bond (BRL) (D)	10.000	12/07/10	210,000	964,838
Bond (IDR) (D)	12.800	06/17/21	7,000,000,000	892,631
Bond (IDR) (D)	11.000	11/15/20	3,600,000,000	412,398
Note (IDR) (D)	12.800	06/17/21	2,200,000,000	280,541
Sr Bond	7.750	01/17/38	555,000	610,372
Sr Bond	6.875	03/09/17	1,435,000	1,566,034
Sr Note (S)	11.625	03/04/19	1,930,000	2,726,125
Sr Note (IDR) (D)	12.800	06/15/21	3,600,000,000	459,067

Iraq 0.82%				2,000,475

Republic of Iraq	5.800	01/15/28	2,615,000	2,000,475

Korea 0.28%				677,661

Republic of Korea	7.125	04/16/19	585,000	677,661

Malaysia 0.82%				2,001,713

Government of Malaysia,
Bond (MYR) (D)	4.378	11/29/19	3,380,000	998,499
Bond (MYR) (D)	3.741	02/27/15	3,430,000	1,003,214

Mexico 4.10%				10,073,720

Government of Mexico,
Bond (MXN) (D)	8.500	12/13/18	13,370,000	1,066,329
Bond (MXN) (D)	8.500	05/31/29	14,380,000	1,101,235
Bond (MXN) (D)	7.500	06/03/27	12,020,000	842,778
Sr Note	7.500	04/08/33	2,345,000	2,673,300
Sr Note	6.750	09/27/34	265,000	278,250
Sr Note	6.625	03/03/15	2,245,000	2,514,400
Sr Note	5.950	03/19/19	1,512,000	1,597,428

Pakistan 0.11%				279,956

Islamic Republic of Pakistan	7.125	03/31/16	325,000	279,956

Panama 1.59%				3,902,800

Republic of Panama,
Bond	7.250	03/15/15	1,865,000	2,116,775
Sr Bond	5.200	01/30/20	1,795,000	1,786,025

Peru 1.24%				3,031,226

Republic of Peru,
Sr Bond	9.875	02/06/15	755,000	949,413
Sr Bond	7.350	07/21/25	1,085,000	1,212,488
Sr Bond	6.550	03/14/37	865,000	869,325

Philippines 2.51%				6,167,888

Republic of Philippines,
Bond	9.375	01/18/17	1,385,000	1,717,400
Bond	7.750	01/14/31	3,850,000	4,244,625
Sr Bond	6.375	01/15/32	215,000	205,863

Poland 1.02%				2,504,666

Republic of Poland	6.375	07/15/19	2,315,000	2,504,666

11

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Qatar 0.65%				$1,606,000

Government of Qatar (S)	5.250%	01/20/20	1,600,000	1,606,000

Russia 3.26%				8,000,699

Government of Russia	7.500	03/31/30	7,111,100	8,000,699

South Africa 0.69%				1,680,421

Republic of South Africa,
Bond (ZAR) (D)	8.250	09/15/17	3,990,000	499,771
Sr Note	6.875	05/27/19	820,000	908,150
Sr Note	6.500	06/02/14	250,000	272,500

Turkey 1.39%				3,398,738

Republic of Turkey,
Note	7.250	03/15/15	2,085,000	2,329,988
Sr Note	7.500	11/07/19	950,000	1,068,750

Ukraine 1.13%				2,770,788

Republic of Ukraine,
Bond (JPY) (D)	3.200	12/19/10	210,000,000	2,113,119
Sr Bond	6.875	03/04/11	685,000	657,669

Uruguay 1.15%				2,816,518

Republic of Uruguay,
Note	8.000	11/18/22	2,105,000	2,407,068
Sr Bond	7.625	03/21/36	380,000	409,450

Venezuela 2.87%				7,056,888

Republic of Venezuela,
Bond	13.625	08/15/18	325,000	313,625
Bond	9.250	05/07/28	2,610,000	1,820,475
Note (P)	1.249	04/20/11	5,485,000	4,922,788

Term Loans 0.58%				$1,426,975

(Cost $1,361,169)

United States 0.58%				1,426,975

Texas Competitive Electric Holdings Company LLC (M)	3.731	10/10/14	1,745,536	1,426,975

Short-Term Investments 1.97%				$4,840,516

(Cost $4,840,516)

		Yield*	Par value	Value
				4,840,516

State Street Institutional Reserves Fund		0.131%	4,840,516	4,840,516

Total investments (Cost $239,189,104)† 97.66%				$239,771,086

Other assets and liabilities, net 2.34%				$5,751,969

Total net assets 100.00%				$245,523,055

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

12

Global High Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Currency abbreviations
BRL – Brazilian Real
COP – Colombian Peso
EUR – Euro
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
ZAR – South African Rand

PIK  Paid In Kind

(D)  Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H)  Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(M)  Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P)  Variable rate obligation. The coupon rate shown represents the rate at period end.

(S)  These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,834,937 or 17.47% of the Fund's net assets as of January 31, 2010.

†  At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $239,351,921. Net unrealized appreciation aggregated $419,165, of which $2,818,056 related to appreciated investment securities and $2,398,891 related to depreciated investment securities.

*  Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

13

Global High Yield Fund

Statement of Assets and Liabilities — January 31, 2010 (Unaudited)

Assets

Investments, at value (Cost $239,189,104)	$239,771,086
Receivable for investments sold	4,061,140
Receivable for forward foreign currency
exchange contracts (Note 3)	29,789
Interest receivable	4,239,097
Receivable due from adviser	9
Total assets	248,101,121

Liabilities

Payable for investments purchased	2,466,604
Payable for fund shares repurchased	54,237
Distributions payable	284
Payable to affiliates
Accounting and legal services fees	4,170
Trustees' fees	1,687
Other liabilities and accrued expenses	51,084
Total liabilities	2,578,066

Net assets

Capital paid-in	$244,754,739
Distributions in excess of net investment income	(134,445)
Accumulated net realized gain on investments
and foreign currency transactions	294,600
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies	608,161
Net assets	$245,523,055

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($25,052 ÷ 2,500 shares)	$10.02
Class I ($25,052 ÷ 2,500 shares)	$10.02
Class NAV ($245,472,951 ÷ 24,495,585 shares)	$10.02

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements		Global High Yield Fund
14

Global High Yield Fund

Statement of Operations — January 31, 2010 (Unaudited)[1]

Investment income

Interest	$3,658,703
Less foreign taxes withheld	(1,820)
Total investment income	3,656,883

Expenses

Investment management fees (Note 5)	432,216
Distribution and service fees (Note 5)	19
Accounting and legal services fees (Note 5)	12,171
Trustees' fees (Note 6)	2,195
State registration fees (Note 5)	2
Printing and postage fees (Note 5)	137
Professional fees	15,104
Custodian fees	36,863
Registration and filing fees	423
Other	196
Total expenses	499,326
Less expense reductions (Note 5)	(411)
Net expenses	498,915

Net investment income	3,157,968

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	284,278
Foreign currency transactions	10,322
294,600

Change in net unrealized appreciation
(depreciation) of
Investments	581,982
Translation of assets and liabilities in foreign
currencies	26,179
608,161

Net realized and unrealized gain	902,761

Increase in net assets from operations	$4,060,729

[1] Period from 11-2-09 (inception date) to 1-31-10.

See notes to financial statements		Global High Yield Fund
15

Global High Yield Fund

Statement of Changes in Net Assets

Period ended
1/31/10 [1]
Increase (decrease) in net assets	(Unaudited)

From operations
Net investment income	$3,157,968
Net realized gain	294,600
Change in net unrealized appreciation
(depreciation)	608,161
Increase in net assets resulting from
operations	4,060,729

Distributions to shareholders
From net investment income
Class A	(339)
Class I	(357)
Class NAV	(3,291,717)

Total distributions	(3,292,413)

From Fund share transactions (Note 7)	244,754,739

Total increase	245,523,055

Net assets

Beginning of period	—
End of period	$245,523,055

Distributions in excess of net investment
income	($134,445)

[1] Period from 11-2-09 (inception date) to 1-31-10.

See notes to financial statements		Global High Yield Fund
16

Global High Yield Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS A SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.16

Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.02

Total return (%)[3,4]	1.56[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	2.73[6]
Expenses net of fee waivers	1.30[6]
Expenses net of fee waivers and credits	1.30[6]
Net investment income	5.26[6]
Portfolio turnover (%)	14

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements		Global High Yield Fund
17

Global High Yield Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS I SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.14
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.16

Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.02

Total return (%)[3,4]	1.63[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70[6]
Expenses net of fee waivers	1.00[6]
Expenses net of fee waivers and credits	1.00[6]
Net investment income	5.56[6]
Portfolio turnover (%)	14

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements		Global High Yield Fund
18

Global High Yield Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS NAV SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.15
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.16
Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.02

Total return (%)[3,4]	1.65[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]
Expenses net of fee waivers	0.95[6]
Expenses net of fee waivers and credits	0.95[6]
Net investment income	6.03[6]
Portfolio turnover (%)	14

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements		Global High Yield Fund
19

John Hancock Global High Yield Fund

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Global High Yield Fund (the Fund) is a series of John Hancock Funds II (the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

John Hancock Investment Management Services (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class I and Class NAV shares. Class A shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and affiliates owned 100% of Class A and Class I shares, respectively, of the Fund on January 31, 2010.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in The United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other portfolio assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The

20

values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

				Level 3
	Total Market			Significant
	Value at	Level 1	Level 2 Significant	Unobservable
	1/31/10	Quoted Price	Observable Inputs	Inputs

United States	$126,377,064	-	$126,377,064	-
Brazil	10,413,345	-	6,531,021	$3,882,324
Mexico	10,073,720	-	10,073,720	-
Argentina	8,576,558	-	8,576,558	-
Indonesia	8,109,756	-	5,512,679	2,597,077
Russia	8,000,699	-	8,000,699	-
Venezuela	7,056,888	-	7,056,888	-
Philippines	6,167,888	-	6,167,888	-
Colombia	5,889,025	-	5,889,025	-
Malaysia	5,845,865	-	5,845,865	-
Panama	3,902,800	-	3,902,800	-
Turkey	3,398,738	-	3,398,738	-

21

				Level 3
	Total Market			Significant
	Value at	Level 1	Level 2 Significant	Unobservable
	1/31/10	Quoted Price	Observable Inputs	Inputs

Canada	$3,339,375	-	$3,339,375	-
Peru	3,031,226	-	3,031,226	-
Uruguay	2,816,518	-	2,816,518	-
Ukraine	2,770,788	-	657,669	$2,113,119
Poland	2,504,666	-	2,504,666	-
Bermuda	2,265,000	-	2,265,000	-
Iraq	2,000,475	-	2,000,475	-
United Kingdom	1,930,438	-	1,930,438
El Salvador	1,873,463	-	1,873,463	-
South Africa	1,680,421	-	1,680,421	-
Qatar	1,606,000	-	1,606,000	-
Marshall Islands	1,334,938	-	1,334,938	-
Tunisia	744,600	-	744,600	-
Gabon	719,949	-	719,949	-
Korea	677,661	-	677,661	-
Luxembourg	652,500	-	652,500	-
Germany	530,250	-	530,250	-
Italy	360,000	-	360,000	-
Pakistan	279,956	-	279,956	-
Short Term
Investments	4,840,516	-	4,840,516	-

Total
investments in
securities	$239,771,086	-	$231,178,566	$8,592,520
Other Financial
Instruments	29,789	-	29,789	-
Totals	$239,800,875	-	$231,208,355	$8,592,520

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Brazil	Indonesia	Ukraine	Totals

Beginning balance	-	-	-	-
Accrued
discounts/premiums	-	-	$50,442	$50,442
Realized gain (loss)	-	-	-	-
Change in unrealized
appreciation
(depreciation)	($319,555)	($8,610)	68,114	(260,051)

Net purchases (sales)	4,201,879	2,605,687	1,994,563	8,802,129
Transfers in and/or out of
Level 3	-	-	-	-

Balance as of January
31, 2010	$3,882,324	$2,597,077	$2,113,119	$8,592,520

22

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended January 31, 2010, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

23

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Term loans

The Fund’s ability to receive payments of principal and interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a term loan, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Because a significant percent of term loans are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower. The Fund may have limited rights to enforce the terms of an underlying term loan. Fees associated with loan amendments are accrued daily.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments
Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure or as a part of an investment strategy.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

24

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the Fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

Notional values have ranged from $0.8 million to $2.2 million, and the foreign forward currency contracts were used to hedge against anticipated currency exchange rates.

The following summarizes the foreign forward currency contracts that the Fund held as of January 31, 2010:

		Principal
		Amount
		Covered by		Unrealized
	Principal Amount Covered	Contract	Settlement	Appreciation
Currency	by Contract	(USD)	Date	(Depreciation)

Sells

Euro	596,906	$840,625	2/26/2010	$13,072
Japanese Yen	191,488,130	2,138,290	2/26/2010	16,717

Total		$2,978,915		$29,789

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010 by risk category:

		Financial	Asset	Liability
	Statement of Assets	instruments	Derivatives	Derivatives
Risk	and Liabilities location	location	Fair Value	Fair Value

Foreign
Foreign	Receivable for foreign	forward
exchange	forward currency	currency
contracts	exchange contracts	contracts	$29,789	-

Total			$29,789	-

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended January 31, 2010:

	Foreign Currency
Risk	Transactions *	Total

Statement of Operations location
- Net realized gain (loss) of
Foreign currency contracts	$10,322	$10,322

Total	$10,322	$10,322

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

25

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended January 31, 2010:

	Translation of assets and
	liabilities in foreign
Risk	currencies *	Total

Statement of Operations location - Change in
unrealized appreciation (depreciation) of
Foreign currency contracts	$26,179	$26,179

Total	$26,179	$26,179

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.825% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.79% of the next $500,000,000 and (c) 0.77% of the Fund’s average daily net asset value in excess of $750,000,000. The Fund has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of 0.82% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser voluntarily agreed to waive a portion of the management fee or reimburse expenses for certain Funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to limit the total expenses as follows: 1.30% and 1.00% for Class A and Class I shares, respectively, through July 31, 2010. The Adviser reserves the right to terminate these limitations in the future.

The expense reductions related to the expense limitations and waivers above amounted to $411.

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. Certain reimbursements or waivers are not subject to recapture. The expenses waived or reimbursed subject to potential recovery through December

26

31, 2012 are $133. For the period ended January 31, 2010, the Fund did not recapture any expenses.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, compliance, financial, legal, tax, valuation and recordkeeping services of the Fund, including the preparation of annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30% of average daily net asset value for Class A shares. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares may be assessed up-front sales charges. During the period ended January 31, 2010, there were no upfront sales charges for Class A shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Transfer Agent), an indirect subsidiary of MFC. For Class A and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the class’s average daily net assets, and reimbursement for certain out-of-pocket expenses. In addition, the Fund pays a monthly fee which is based on an annual rate of $17.50 per shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent. During the period ended January 31, 2010, there were no transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the period ended January 31, 2010, there were no small accounts fees incurred by the Fund.

Class level expenses for the period ended January 31, 2010, were as follows:

	Distribution and	State registration	Printing and
Share Class	service fees	fees	postage fees

Class A	$19	$1	$91
Class I	-	1	46
Total	$19	$2	$137

Note 6
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

27

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended January 31, 2010 along with the corresponding dollar value.

	Period ended
	1/31/10[1]

	Shares	Amount
Class A shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class I shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class NAV shares
Sold	24,294,230	$242,683,875
Distributions reinvested	328,299	3,291,717
Repurchased	(126,944)	(1,270,853)

Net increase	24,495,585	$244,704,739

Net increase	24,500,585	$244,754,739

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2010, aggregated $263,843,400 and $29,869,436, respectively.

28

John Hancock Funds II

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

At its meeting on September 22-24, 2009, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Funds II (the “Trust”):

1. Global High Yield Fund
2. Multi Sector Bond Fund

(the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b) an amendment to the subadvisory agreement between the Adviser and Stone Harbor Investment Partners LP (the “Subadviser”) to add the New Portfolios (the “Subadvisory Agreement Amendment”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are

{W0143441; 3}
29

also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 22-24, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

{W0143441; 3}
30

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) -- (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) -- reviewed the advisory fee structure for the New Portfolios (including JHIMS’s agreement to waive a portion of its management fees or reimburse expenses based upon that portion of the aggregate net assets of all participating Funds that exceed $85 billion) and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3) -- (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each of the New Portfolios and the entrepreneurial risk that it

{W0143441; 3}
31

assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with each of the New Portfolios was reasonable and not excessive.

(4) -- (a) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 22-24, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business;

(2) the investment performance of other comparably managed portfolios of the Subadviser;

(3) that the Subadviser has extensive experience and demonstrated skills as a manager;

(4) the proposed subadvisory fee for each of the New Portfolios and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1) The Subadviser’s experience and skills in managing assets;

{W0143441; 3}
32

(2) The subadvisory fees for the New Portfolios are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios;

(4) the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

{W0143441; 3}
33

APPENDIX A

Fund	Comparable Fund	Estimated Fees and Expenses	Other Comments
(Subadviser)	Performance	as of June 30, 2009
as of June 30, 2009

Global High Yield	A fund managed by the	Subadvisory fees for this Fund were	The Board noted that the peer
Fund	Subadviser in a style similar	higher than the High Yield Bond	group for the Fund is very
	to the Global High Yield	peer group median.	small.
(Stone Harbor	Fund outperformed its
Investment Partners)	blended benchmark (50/50	Advisory fees for this Fund were
	High Yield Bond &	higher than the High Yield Bond
	Emerging Markets Bond)	peer group median.
over the 3- and 5- year
	periods and underperformed	Subadvisory fees for this Fund were
	this benchmark over the 1-	lower than the Emerging Markets
	year period.	Bond peer group median.

Advisory fees for this Fund were
lower than the Emerging Markets
Bond peer group median.

Multi Sector Bond	None.	Subadvisory fees for this Fund were	The Board noted that the peer
		lower than its peer group median.	group for the Fund is very
(Stone Harbor			small.
Investment Partners)		Advisory fees for this Fund were
higher than its peer group median.

34

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Chief Compliance Officer	requires mutual funds and other public companies to affirm
Michael J. Leary	that, to the best of their knowledge, the information in
Treasurer	their financial reports is fairly and accurately stated in all
Charles A. Rizzo	material respects.
Chief Financial Officer
John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

John Hancock
Multi Sector Bond Fund

Semiannual Report
1.31.10

1

John Hancock Multi-Sector Bond Fund

Table of Contents

Your expenses	page 3

Portfolio summary	page 4

Fund’s investments	page 5

Financial statements	page 19

Financial highlights	page 22

Notes to financial statements	page 25

More information	page 41

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 2, 2009 (commencement of operations) with the same investment held until January 31, 2010.

	Account value	Ending value	Expenses paid during
	on 11-2-09	on 1-31-10	period ended 1-31-10[1]

Class A	$1,000.00	$1,013.40	$3.14

Class I	1,000.00	1,014.10	2.39

Class NAV	1,000.00	1,014.60	1.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2009, with the same investment held until January 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-09	on 1-31-10	period ended 1-31-10[2]

Class A	$1,000.00	$1,018.90	$6.36

Class I	1,000.00	1,020.40	4.84

Class NAV	1,000.00	1,021.20	4.02

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.25%, 0.95% and 0.79% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period from commencement of operations to January 31, 2010).

2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

John Hancock Multi-Sector Bond Fund

Portfolio Summary

Percentage of
Sector Composition [1,2]	Net Assets
U.S. Government & Agency Obligations	31%
Financials	13%
Consumer Cyclical	12%
Consumer Non-cyclical	10%
Communications	9%
Foreign Government	9%
Energy	5%
Industrials	5%
Utilities	2%
Materials	2%
Short-Term Investments & Other	2%

Portfolio Composition [1,3]
Corporate Bonds	32%
U.S. Government & Agency Obligations	31%
Term Loans	22%
Foreign Government Obligations	9%
Collateralized Mortgage Obligations	3%
Asset Backed Securities	1%
Short-Term Investments & Other	2%

Quality Composition [1]
AAA	32%
AA	2%
A	8%
BBB	16%
BB	20%
B	15%
CCC	2%
Short-Term Investments & Other	5%

1. As a percentage of net assets on January 31, 2010.

2. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3. There are risk factors involving investments in sovereign debt that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

4

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 32.12%				$163,969,421
(Cost $162,631,299)

Basic Materials 1.40%				7,141,082

ArcelorMittal,
Sr Note	9.850%	06/01/19	1,000,000	1,270,258
Ashland, Inc.,
Gtd Sr Note (S)	9.125	06/01/17	335,000	365,150
Barrick Australian Finance Ltd.	5.950	10/15/39	1,300,000	1,286,605
Dow Chemical Company,
Sr Note	8.550	05/15/19	1,150,000	1,375,308
Georgia-Pacific LLC (S)	8.250	05/01/16	375,000	401,250
International Paper Company	7.500	08/15/21	825,000	936,511
MacDermid, Inc. (S)	9.500	04/15/17	225,000	227,250
Nalco Company	8.875	11/15/13	175,000	179,812
NewMarket Corp.	7.125	12/15/16	100,000	99,000
Nova Chemicals Corp. (S)	8.375	11/01/16	525,000	528,938
Teck Resources, Ltd.,
Sr Sec Note	10.750	05/15/19	400,000	471,000

Communications 5.76%				29,381,244

AT&T, Inc.	6.500	09/01/37	1,750,000	1,833,615
Belo Corp.	8.000	11/15/16	250,000	255,625
British Sky Broadcasting Group PLC (S)	6.100	02/15/18	815,000	891,224
British Telecommunications PLC	9.125	12/15/10	1,200,000	1,286,417
Cablevision Systems Corp.,
Sr Note (S)	8.625	09/15/17	800,000	828,000
Charter Communications Holdings I LLC,
Gtd Sr Note	7.875	09/01/19	725,000	748,563
Charter Communications Holdings LLC,
Sr Note	8.750	11/15/13	375,000	380,156
Cincinnati Bell, Inc.	8.250	10/15/17	350,000	350,875
Citizens Communications Company,
Sr Note	9.000	08/15/31	725,000	717,750
COX Communications, Inc. (S)	6.250	06/01/18	500,000	539,985
Crown Castle International Corp.,
Sr Note	9.000	01/15/15	775,000	839,906
Sr Note	7.125	11/01/19	250,000	248,125
CSC Holdings, Inc. (S)	8.500	04/15/14	225,000	238,500
EchoStar DBS Corp.	7.000	10/01/13	325,000	333,937
GCI, Inc. (S)	8.625	11/15/19	100,000	103,500
GeoEye, Inc. (S)	9.625	10/01/15	350,000	357,000
GXS Worldwide, Inc.,
Gtd Sr Note (S)	9.750	06/15/15	300,000	291,000
Hughes Network Systems LLC,
Gtd Sr Note	9.500	04/15/14	100,000	102,250
Gtd Sr Note	9.500	04/15/14	275,000	278,437
Inmarsat Finance PLC,
Gtd Sr Note (S)	7.375	12/01/17	250,000	256,562
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.250	06/15/16	675,000	717,187
Lamar Media Corp.	6.625	08/15/15	450,000	428,625
Level 3 Financing, Inc. (S)	10.000	02/01/18	750,000	701,250
MetroPCS Wireless, Inc.,
Gtd Sr Note	9.250	11/01/14	375,000	377,344

5

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Communications (continued)

MetroPCS Wireless, Inc.,
Gtd Sr Note	9.250%	11/01/14	100,000	$100,625
Netflix, Inc.,
Sr Note (S)	8.500	11/15/17	350,000	369,250
News America, Inc.	6.650	11/15/37	615,000	658,891
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	750,000	676,875
Qwest Corp.,
Sr Note	8.375	05/01/16	1,050,000	1,149,750
Sr Note	7.125	11/15/43	450,000	384,750
Radio One, Inc.	6.375	02/15/13	475,000	380,000
Rogers Communications, Inc.	6.800	08/15/18	1,685,000	1,916,254
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08/15/16	350,000	363,125
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03/15/12	350,000	342,125
Sinclair Television Group, Inc.,
Sr Sec Note (S)	9.250	11/01/17	25,000	25,750
Sprint Capital Corp.,
Gtd Sr Note	8.750	03/15/32	825,000	742,500
TCM Sub LLC (S)	3.550	01/15/15	1,600,000	1,591,501
Telecom Italia Capital SA	7.175	06/18/19	1,225,000	1,375,636
Telefonica Emisiones SA	4.949	01/15/15	1,000,000	1,069,631
Time Warner Cable, Inc.	8.250	02/14/14	741,000	880,267
Time Warner, Inc.	7.700	05/01/32	1,114,000	1,320,412
Verizon Wireless Capital LLC	8.500	11/15/18	427,000	538,781
Videotron Ltee,
Gtd Sr Note	9.125	04/15/18	550,000	594,000
Gtd Sr Note (S)	9.125	04/15/18	150,000	161,250
Virgin Media Finance PLC,
Gtd Sr Sub Note	9.125	08/15/16	500,000	520,000
Gtd Sr Sub Note	8.375	10/15/19	200,000	205,000
Wind Acquisition Finance SA,
Sr Note (S)	11.750	07/15/17	324,000	352,350
Windstream Corp.,
Gtd Sr Note	8.625	08/01/16	350,000	359,188
Gtd Sr Sub Note (S)	7.875	11/01/17	200,000	197,500

Consumer, Cyclical 3.00%				15,341,158

AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	500,000	517,500
Sr Sub Note	8.000	03/01/14	250,000	245,000
Ameristar Casinos, Inc.,
Gtd Sr Note (S)	9.250	06/01/14	635,000	655,637
Cinemark USA, Inc.,
Gtd Sr Note	8.625	06/15/19	375,000	390,937
Claire's Stores, Inc., PIK	9.625	06/01/15	466,859	359,481
CVS Caremark Corp.	6.600	03/15/19	1,150,000	1,277,097
Harrah's Operating Company, Inc.,
Sr Sec Note	11.250	06/01/17	350,000	371,875
Hasbro, Inc.	6.300	09/15/17	713,000	768,548
Inergy LP,
Gtd Sr Note	8.250	03/01/16	350,000	357,875
Las Vegas Sands Corp.	6.375	02/15/15	400,000	358,000
Levi Strauss & Company,
Sr Note	9.750	01/15/15	325,000	339,625
Sr Note	8.875	04/01/16	175,000	182,000

6

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Consumer, Cyclical (continued)

Libbey Glass, Inc. (S)	10.000%	02/15/15	50,000	$50,250
Ltd. Brands, Inc.,
Gtd Sr Note	6.900	07/15/17	700,000	686,000
Sr Note	8.500	06/15/19	100,000	109,000
Macy's Retail Holdings, Inc.	5.750	07/15/14	738,000	739,845
MGM Mirage, Inc.	8.500	09/15/10	525,000	527,625
Michaels Stores, Inc.,
Gtd Sr Sub Bond	11.375	11/01/16	500,000	520,000
Neiman Marcus Group, Inc.,
Gtd Sr Note PIK	9.000	10/15/15	150,000	145,875
Gtd Sr Sub Note	10.375	10/15/15	276,000	270,480
New Albertsons, Inc.,
Sr Bond	8.000	05/01/31	300,000	270,000
Norcraft Companies LP (S)	10.500	12/15/15	350,000	364,000
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03/01/15	375,000	361,875
Pinnacle Entertainment, Inc. (S)	8.625	08/01/17	700,000	701,750
Quiksilver, Inc.,
Gtd Sr Note	6.875	04/15/15	325,000	282,750
QVC, Inc.,
Sr Sec Note (S)	7.500	10/01/19	350,000	358,750
Regal Cinemas Corp.,
Gtd Sr Note	8.625	07/15/19	525,000	542,063
Seneca Gaming Corp.	7.250	05/01/12	350,000	341,250
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	750,000	746,250
Toys R Us Property Company I LLC (S)	10.750	07/15/17	500,000	553,750
TRW Automotive, Inc. (S)	8.875	12/01/17	250,000	259,375
Volvo Treasury AB,
Gtd Sr Note (S)	5.950	04/01/15	1,235,000	1,307,945
Wynn Las Vegas LLC (S)	7.875	11/01/17	375,000	378,750

Consumer, Non-cyclical 5.52%				28,189,455

Altria Group, Inc.	7.750	02/06/14	1,060,000	1,220,268
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	1,200,000	1,372,284
ARAMARK Services, Inc.,
Gtd Note	8.500	02/01/15	700,000	701,750
B&G Foods, Inc.	7.625	01/15/18	400,000	404,000
Bumble Bee Foods LLC,
Sr Sec Note (S)	7.750	12/15/15	350,000	351,750
Cargill, Inc. (S)	7.350	03/06/19	850,000	993,776
Cenveo Corp.,
Gtd Sr Sub Note	7.875	12/01/13	400,000	382,000
Sr Sec Note (S)	8.875	02/01/18	100,000	99,301
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	675,000	697,781
Constellation Brands, Inc.,
Gtd Sr Note	7.250	09/01/16	875,000	879,375
Gtd Sr Note	7.250	05/15/17	225,000	225,844
Corrections Corp. of America,
Gtd Sr Note	7.750	06/01/17	375,000	385,313
Gtd Sr Note	6.750	01/31/14	600,000	601,500
Cott Beverages, Inc. (S)	8.375	11/15/17	350,000	359,625
DaVita, Inc.,
Gtd Sr Sub Note	7.250	03/15/15	900,000	901,125
Dean Foods Company,
Sr Note	6.900	10/15/17	375,000	359,062

7

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Consumer, Non-cyclical (continued)

Del Monte Corp. (S)	7.500%	10/15/19	350,000	$359,625
Deluxe Corp.,
Sr Note	7.375	06/01/15	275,000	261,937
Sr Note Series B	5.125	10/01/14	100,000	88,000
Dole Food Company, Inc.,
Gtd Sr Note	8.750	07/15/13	25,000	25,813
Sr Sec Note (S)	8.000	10/01/16	675,000	698,625
Elizabeth Arden, Inc.	7.750	01/15/14	350,000	346,500
General Mills, Inc.	5.650	02/15/19	1,000,000	1,074,586
Geo Group, Inc.,
Gtd Sr Note (S)	7.750	10/15/17	373,000	380,460
Great Atlantic & Pacific Tea Company,
Sr Sec Note (S)	11.375	08/01/15	50,000	48,875
HCA, Inc.,
Gtd Sec Note	9.250	11/15/16	300,000	316,500
Sr Note	6.750	07/15/13	1,125,000	1,094,063
Healthsouth Corp.	8.125	02/15/20	450,000	441,000
HJ Heinz Company	5.350	07/15/13	678,000	739,863
Humana, Inc.,
Sr Note	8.150	06/15/38	1,225,000	1,286,549
IASIS Healthcare LLC	8.750	06/15/14	350,000	355,250
Inverness Medical Innovations, Inc.,
Gtd Sr Sub Note	9.000	05/15/16	75,000	76,687
Sr Sub Note	7.875	02/01/16	300,000	294,750
Iron Mountain, Inc.,
Gtd Sr Sub Note	7.750	01/15/15	250,000	251,875
Sr Sub Bond	8.375	08/15/21	450,000	466,875
Jarden Corp.	7.500	01/15/20	150,000	150,750
Kroger Company	6.150	01/15/20	1,280,000	1,398,447
Mead Johnson Nutrition Company (S)	4.900	11/01/19	1,300,000	1,311,953
Pfizer, Inc.	6.200	03/15/19	1,125,000	1,261,301
Philip Morris International, Inc.	6.875	03/17/14	910,000	1,049,168
Psychiatric Solutions, Inc.,
Gtd Sr Sub Note	7.750	07/15/15	450,000	430,875
Sr Sub Note (S)	7.750	07/15/15	100,000	93,250
Scotts Miracle-Gro Company	7.250	01/15/18	375,000	381,563
Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07/15/14	330,000	359,288
SUPERVALU, Inc.,
Sr Note	8.000	05/01/16	470,000	470,000
United Surgical Partners International, Inc. PIK	9.250	05/01/17	100,000	104,125
Vanguard Health Holding Company II LLC,
Gtd Sr Note (S)	8.000	02/01/18	800,000	781,000
Gtd Sr Sub Note	9.000	10/01/14	525,000	548,625
Zimmer Holdings, Inc.	4.625	11/30/19	1,300,000	1,306,523

Diversified 0.07%				352,625

Reynolds Group (S)	7.750	10/15/16	350,000	352,625

Energy 3.69%				18,828,209

Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	425,000	452,625
Atlas Energy Operating Company, LLC,
Gtd Sr Note	12.125	08/01/17	300,000	339,000
Atlas Pipeline Partners LP	8.750	06/15/18	425,000	393,125
Chesapeake Energy Corp.,
Gtd Sr Note	7.250	12/15/18	250,000	248,750

8

Multi-Sector Bond Fund

Securities owned by the Fund on January 31, 2010 (Unaudited)

Energy (continued)

Chesapeake Energy Corp.,
Gtd Sr Note	6.500%	08/15/17	525,000	$502,687
Cloud Peak Energy Finance Company,
Gtd Sr Note (S)	8.500	12/15/19	350,000	364,000
Gtd Sr Note (S)	8.250	12/15/17	20,000	20,500
Complete Production Services, Inc.	8.000	12/15/16	375,000	371,250
ConocoPhillips Company	5.750	02/01/19	1,675,000	1,827,175
Copano Energy LLC,
Gtd Sr Note	8.125	03/01/16	351,000	353,632
Drummond Company, Inc.,
Sr Note	7.375	02/15/16	375,000	368,437
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	800,000
El Paso Corp.,
Sr Note	7.750	01/15/32	25,000	24,847
Sr Note	7.250	06/01/18	175,000	179,821
Sr Note	7.000	06/15/17	550,000	562,323
Encore Acquisition Company	9.500	05/01/16	350,000	367,500
Exco Resources, Inc.	7.250	01/15/11	175,000	175,000
Forest Oil Corp.	7.250	06/15/19	375,000	376,875
Gibson Energy ULC,
Gtd Sr Note (S)	10.000	01/15/18	150,000	148,125
Hercules Offshore LLC,
Sr Sec Note (S)	10.500	10/15/17	350,000	360,500
Hornbeck Offshore Services, Inc.,
Gtd Sr Note	6.125	12/01/14	375,000	357,187
Sr Note (S)	8.000	09/01/17	25,000	25,250
Mariner Energy, Inc.	8.000	05/15/17	400,000	391,000
MarkWest Energy Partners LP,
Gtd Sr Note	6.875	11/01/14	200,000	197,000
Gtd Sr Note Series B	8.750	04/15/18	350,000	364,000
Newfield Exploration Company	6.875	02/01/20	575,000	573,563
NGPL Pipeco LLC,
Sr Note (S)	7.119	12/15/17	1,150,000	1,306,077
Peabody Energy Corp.	7.375	11/01/16	317,000	336,813
Penn Virginia Corp.	10.375	06/15/16	350,000	385,438
Petronas Capital, Ltd.	7.875	05/22/22	1,470,000	1,811,187
Pioneer Natural Resources Company	6.875	05/01/18	175,000	171,919
Quicksilver Resources, Inc.,
Gtd Sr Note	8.250	08/01/15	85,000	87,550
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	325,000	352,219
Sabine Pass LNG LP	7.250	11/30/13	400,000	374,000
SandRidge Energy, Inc.,
Gtd Sr Note (S)	8.750	01/15/20	150,000	154,500
Gtd Sr Note PIK	8.625	04/01/15	450,000	452,813
TransCanada Pipelines, Ltd.	7.125	01/15/19	700,000	823,452
Valero Energy Corp.	6.625	06/15/37	1,350,000	1,271,369
Weatherford International, Ltd.	7.000	03/15/38	1,105,000	1,156,700

Financial 7.23%				36,897,694

American General Finance Corp.	6.900	12/15/17	1,800,000	1,313,086
AXA SA	8.600	12/15/30	1,000,000	1,199,239
Bank of America Corp.	6.500	08/01/16	1,000,000	1,082,459
Bank of New York Mellon Corp.	4.300	05/15/14	500,000	530,881
Barclays Bank PLC	6.750	05/22/19	1,100,000	1,228,219
Capital One Capital VI	8.875	05/15/40	600,000	624,274
Capital One Financial Corp.	6.150	09/01/16	1,900,000	1,948,729

9

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Financial (continued)

CB Richard Ellis Services, Inc.,
Gtd Sr Sub Note	11.625%	06/15/17	300,000	$337,500
Citigroup, Inc.,
Sr Note	8.500	05/22/19	750,000	874,450
Sr Note	8.125	07/15/39	400,000	453,588
Sub Note	5.000	09/15/14	1,000,000	978,732
Digital Realty Trust LP (S)	5.875	02/01/20	325,000	319,570
E*Trade Financial Corp., PIK	12.500	11/30/17	300,000	346,500
Ford Motor Credit Company LLC,
Sr Note	8.700	10/01/14	1,550,000	1,603,384
General Electric Capital Corp.	6.875	01/10/39	1,840,000	1,912,146
GMAC, Inc.,
Gtd Sr Note	8.000	11/01/31	400,000	383,000
Gtd Sr Note	6.000	12/15/11	200,000	196,250
Goldman Sachs Group, Inc.	6.150	04/01/18	600,000	638,418
Hartford Financial Services Group, Inc.,
Series MTN	6.000	01/15/19	300,000	304,471
Host Hotels & Resorts LP	6.375	03/15/15	200,000	195,000
Host Marriott LP	7.125	11/01/13	525,000	528,938
HSBC Holdings PLC	6.500	09/15/37	1,750,000	1,830,743
Hyundai Capital Services,
Sr Note (S)	6.000	05/05/15	1,000,000	1,062,797
ICICI Bank, Ltd. (S)	5.500	03/25/15	1,950,000	1,970,888
JPMorgan Chase & Company,
Sub Note	5.125	09/15/14	630,000	667,581
JPMorgan Chase Bank NA	6.000	10/01/17	1,500,000	1,609,611
Lloyds TSB Bank PLC (S)	4.375	01/12/15	1,325,000	1,317,238
Merrill Lynch & Company, Inc.	6.050	05/16/16	780,000	795,769
Morgan Stanley,
Sr Note	6.000	04/28/15	1,000,000	1,076,494
NASDAQ OMX Group, Inc.	4.000	01/15/15	425,000	424,085
New York Life Insurance Company,
Sub Note (S)	6.750	11/15/39	1,200,000	1,292,381
Petroplus Finance, Ltd. (S)	9.375	09/15/19	535,000	529,650
Pinnacle Foods Finance LLC
Gtd Sr Sub Note	10.625	04/01/17	350,000	361,375
Sr Note (S)	9.250	04/01/15	100,000	100,500
PNC Funding Corp.,
Gtd Sr Note	4.250	09/21/15	1,276,000	1,323,273
Prudential Financial, Inc., Series MTN	4.750	09/17/15	1,731,000	1,806,243
Unitrin, Inc.	6.000	05/15/17	950,000	890,375
UPC Germany GmbH (S)	8.125	12/01/17	350,000	353,500
Wachovia Corp., Series MTN	5.500	05/01/13	800,000	867,400
Wells Fargo Bank NA,
Sub Note	5.750	05/16/16	900,000	949,457
Wind Acquisition Holdings Finance SpA (S)	12.250	07/15/17	200,000	192,000
ZFS Finance USA Trust I (P) (S)	6.150	12/15/65	500,000	477,500

Government 0.18%				921,744

Santa Fe de Bogota DC (COP) (D)	9.750	07/26/28	1,665,000,000	921,744

Industrial 2.82%				14,416,471

Agilent Technologies, Inc.	6.500	11/01/17	1,225,000	1,333,626
Alliant Techsystems, Inc.	6.750	04/01/16	375,000	374,062
Bristow Group, Inc.,
Gtd Sr Note	7.500	09/15/17	250,000	251,875
Gtd Sr Note	6.125	06/15/13	125,000	124,375

10

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Industrial (continued)

Clean Harbors, Inc.	7.625%	08/15/16	350,000	$355,250
Crown Americas LLC (S)	7.625	05/15/17	350,000	358,750
Freedom Group, Inc.,
Sr Sec Note (S)	10.250	08/01/15	350,000	369,250
General Maritime Corp. (S)	12.000	11/15/17	350,000	371,000
Goodman Global Group, Inc. (S)	Zero	12/15/14	325,000	188,500
Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06/15/17	700,000	747,250
Greif, Inc.	6.750	02/01/17	350,000	343,875
Koppers, Inc. (S)	7.875	12/01/19	375,000	382,500
L-3 Communications Corp.,
Gtd Sr Sub Note Series B	6.375	10/15/15	750,000	759,375
Sr Note (S)	5.200	10/15/19	1,250,000	1,272,880
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	350,000	347,812
Norfolk Southern Corp.	5.750	01/15/16	650,000	712,537
Owens-Illinois, Inc.	7.800	05/15/18	725,000	744,938
Raytheon Company	4.400	02/15/20	1,275,000	1,280,701
RBS Global, Inc.	9.500	08/01/14	350,000	350,875
Sensus USA, Inc.	8.625	12/15/13	350,000	359,625
Terex Corp.	8.000	11/15/17	100,000	95,500
TransDigm, Inc.,
Gtd Sr Sub Note (S)	7.750	07/15/14	25,000	25,250
Gtd Sr Sub Note	7.750	07/15/14	350,000	352,625
Triumph Group, Inc. (S)	8.000	11/15/17	125,000	126,563
Tyco Electronics Group SA,
Gtd Sr Note	6.550	10/01/17	1,368,000	1,487,049
Waste Management, Inc.	6.375	03/11/15	1,150,000	1,300,428

Technology 0.48%				2,427,741

Adobe Systems, Inc.	4.750	02/01/20	1,325,000	1,321,866
JDA Software Group, Inc. (S)	8.000	12/15/14	375,000	388,125
Xerox Capital Trust I	8.000	02/01/27	725,000	717,750

Utilities 1.97%				10,071,998

AES Corp. (S)	9.750	04/15/16	675,000	730,687
Ameren Energy Generating Company	7.950	06/01/32	1,295,000	1,378,226
Duke Energy Carolinas LLC	5.300	02/15/40	1,750,000	1,696,798
Edison Mission Energy,
Sr Note	7.750	06/15/16	200,000	172,000
Sr Note	7.000	05/15/17	800,000	632,000
Exelon Generation Company LLC	5.200	10/01/19	1,250,000	1,275,704
FPL Group Capital, Inc. (P)	6.350	10/01/66	325,000	303,875
Mirant Americas Generation LLC	9.125	05/01/31	50,000	46,125
Mirant North America LLC,
Gtd Sr Note	7.375	12/31/13	700,000	696,500
NRG Energy, Inc.,
Gtd Sr Note	8.500	06/15/19	975,000	979,875
Gtd Sr Note	7.375	02/01/16	125,000	124,375
Oncor Electric Delivery Company,
Sr Sec Bond	5.950	09/01/13	1,850,000	2,035,833

11

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Term Loans (M) 21.82%				$111,414,427
(Cost $108,818,416)

Basic Materials 1.13%				5,772,322

Chemicals 0.79%
ISP Chemco, Inc.	2.000%	06/04/14	997,442	945,700
Lyondell Chemical Company	5.793	04/06/10	1,999,013	2,090,218
Rockwood Holdings, Inc.	6.000	05/15/14	994,975	1,001,815

Forest Products & Paper 0.34%
Georgia-Pacific Corp.	2.256	12/24/12	1,772,475	1,734,589

Communications 4.01%				20,454,850

Advertising 0.21%
R.H. Donnelley Corp. (T)	–	06/30/10	1,100,000	1,069,750

Media 2.31%
Charter Communications Holdings, Inc. (T)	–	03/06/14	2,000,000	1,859,166
CSC Holdings, Inc.	2.004	03/29/13	1,997,409	1,944,654
Cumulus Media, Inc.	4.231	06/11/14	2,243,483	1,985,483
DirecTV Holdings, LLC	5.250	04/13/13	1,994,937	2,000,860
Discovery Communications, Inc.	2.251	05/14/14	997,442	989,249
Nielsen Finance LLC	2.231	08/09/13	2,079,048	1,983,634
Sinclair Television Group, Inc.	6.500	10/29/15	1,000,000	1,003,000

Telecommunications 1.49%
Crown Castle Operating Company	1.731	03/06/14	997,436	977,066
Level 3 Financing, Inc.	2.501	03/13/14	2,000,000	1,815,358
MetroPCS Wireless, Inc.	2.540	11/04/13	997,423	961,946
PanAmSat Corp.	2.731	01/03/14	1,845,233	1,757,007
Telesat Canada	3.240	10/31/14	1,147,075	1,122,290
Windstream Corp.	3.010	12/17/15	997,500	985,387

Consumer, Cyclical 3.98%				20,339,822

Auto Manufacturers 0.40%
Ford Motor Company	3.259	12/16/13	1,230,257	1,149,190
Oshkosh Trucking Corp.	6.260	12/06/13	868,601	870,575

Auto Parts & Equipment 0.59%
Allison Transmission, Inc.	3.000	08/07/14	2,184,824	2,001,845
TRW Automotive, Inc.	5.000	05/30/16	1,000,000	1,000,000

Commercial Services 0.37%
RMK Acquisition Corp.	2.126	01/27/14	1,872,542	1,793,240
RMK Acquisition Corp.	2.113	01/27/14	123,148	117,932

Entertainment 0.95%
Carmike Cinemas, Inc.	5.500	01/27/16	1,000,000	998,333
Cinemark, Inc.	2.009	04/29/16	1,994,845	1,954,117
Greenwood Racing, Inc.	2.490	11/28/11	606,250	584,652
Penn National Gaming, Inc.	1.986	10/03/12	1,350,000	1,322,625

Lodging 0.68%
Ameristar Casinos, Inc.	3.501	11/10/12	997,403	987,429
Harrah's Operating Company, Inc.	3.249	01/28/15	3,000,000	2,478,750

Media 0.17%
Univision Communications, Inc.	2.501	09/29/14	1,000,000	867,500

12

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Consumer, Cyclical (continued)

Retail 0.82%
Michaels Stores, Inc.	2.562%	10/31/13	1,994,845	$1,797,232
Neiman Marcus Group, Inc.	2.255	04/06/13	1,000,000	909,444
Pilot Travel Center (T)	–	11/24/15	1,000,000	1,006,964
QVC, Inc.	5.749	03/30/14	500,000	499,994

Consumer, Non-cyclical 4.19%				21,417,404

Beverages 0.19%
Constellation Brands, Inc.	1.880	06/05/13	1,000,000	987,000

Food 0.92%
Dean Foods Company	1.635	04/02/14	1,994,872	1,931,976
Dole Food Company, Inc.	7.987	04/14/10	238,318	239,973
Dole Food Company, Inc.	8.000	04/12/13	1,759,136	1,771,352
Wrigley WM Jr. Company	3.063	12/17/14	375,000	375,879
Wrigley WM Jr. Company	3.313	10/06/14	375,000	376,337

Healthcare Products 0.29%
Inverness Medical Innovations, Inc.	2.239	06/26/14	1,552,442	1,477,408

Healthcare Services 2.19%
Community Health Systems, Inc.	2.506	07/25/14	2,496,410	2,356,910
DaVita, Inc.	1.744	10/05/12	2,000,000	1,950,454
HCA Inc.	2.501	11/18/13	2,500,000	2,375,568
Healthsouth Corp.	4.010	03/15/14	1,845,375	1,820,771
Vanguard Health Holding Company I LLC	2.481	01/29/16	2,700,000	2,706,750

Household Products 0.20%
JohnsonDiversey Inc.	5.500	11/24/15	1,000,000	1,012,500

Pharmaceuticals 0.40%
Warner Chilcott PLC	5.750	04/30/15	607,627	608,580
Warner Chilcott PLC	5.500	10/30/14	677,966	679,068
Warner Chillcott Company, LLC	5.750	04/30/15	745,763	746,878

Diversified 0.93%				4,736,922

Holding Companies 0.93%
FoxCo Acquisition Sub, LLC	7.500	07/14/15	1,830,492	1,737,443
Reynolds Group Holdings, Inc.	6.250	11/05/15	1,800,000	1,818,450
Virgin Media Investment Holdings (T)	–	03/30/12	1,236,679	1,181,029

Energy 1.23%				6,258,170

Oil & Gas 0.46%
Hercules Offshore, Inc.	6.000	07/11/13	2,468,200	2,341,088

Pipelines 0.77%
Atlas Pipeline Holdings LP	6.750	07/27/14	1,925,367	1,912,082
Targa Resources, Inc.	6.000	07/05/16	2,000,000	2,005,000

Financial 0.87%				4,450,798

Diversified Financial Services 0.42%
Pinnacle Foods Finance LLC	2.981	04/02/14	2,276,164	2,150,265

Oil & Gas 0.45%
Precision Drilling Corp.	8.250	09/30/14	2,286,244	2,300,533

13

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Industrial 3.12%				$15,957,373

Aerospace & Defense 0.56%
Sequa Corp.	3.879%	12/03/14	960,000	884,640
Tasc, Inc.	5.500	12/18/14	300,000	300,500
Tasc, Inc.	5.750	12/18/15	700,000	701,167
TransDigm, Inc. (T)	–	06/23/13	1,000,000	974,375

Building Materials 0.26%
Goodman Global Holdings, Inc.	6.250	02/13/14	1,333,174	1,341,773

Chemicals 0.39%
Nalco Holding Company	1.983	05/13/16	2,000,000	1,975,000

Electronics 0.47%
Dresser, Inc.	2.521	05/04/14	2,525,000	2,415,163

Machinery-Diversified 0.45%
Manitowoc Company, Inc.	7.500	11/06/14	2,333,111	2,317,556

Metal Fabricate/Hardware 0.45%
Mueller Water Products, Inc.	5.001	05/23/14	873,320	862,840
Rexnord Holdings, Inc. (T)	–	07/19/13	1,540,000	1,448,082

Packaging & Containers 0.54%
Graham Packaging Company, Inc.	2.500	10/07/11	997,436	987,877
Graphic Packaging International Corp.	3.000	05/16/14	1,780,811	1,748,400

Technology 0.38%				1,925,039

Computers 0.38%
SunGard Data Systems, Inc.	1.981	02/28/14	1,994,859	1,925,039

Utilities 1.98%				10,101,727

Electric 1.98%
Calpine Corp.	3.135	03/29/14	2,457,118	2,319,674
Mirant North America LLC	1.981	01/03/13	1,993,549	1,930,182
NRG Energy, Inc.	2.001	02/01/13	1,728,018	1,670,129
NRG Energy, Inc.	0.151	02/01/13	1,015,251	981,240
Texas Competitive Electric Holdings Company LLC	3.731	10/10/14	3,914,987	3,200,502

Asset Backed Securities 1.19%				$6,083,576

(Cost $6,057,164)

Asset Backed Securities 1.19%				6,083,576

Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1 (P)	0.281	07/25/37	1,504,558	1,429,916
Series 2006-25, Class 2A1 (P)	0.301	06/25/47	766,014	727,731
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2004-FF11, Class 2A3 (P)	0.681	01/25/35	155,348	144,574
Series 2007-FF1, Class A2A (P)	0.271	01/25/38	661,274	645,591
Home Equity Mortgage Trust,
Series 2006-1, Class A2 (P)	5.300	05/25/36	811,000	196,219
Novastar Home Equity Loan,
Series 2006-2, Class A2B (P)	0.341	06/25/36	3,012,983	2,939,545

Collateralized Mortgage Obligations 3.16%				$16,116,473

(Cost $15,716,800)

Collateralized Mortgage Obligations 3.16%				16,116,473

Citicorp Mortgage Securities Trust,
Series 2007-8, Class 1A3	6.000	09/25/37	1,838,988	1,654,227

14

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Collateralized Mortgage Obligations (continued)

Credit Suisse Mortgage Capital Certificates,
CSMC 2009-ASG A (P)(S)	1.481%	11/28/39	1,686,035	$1,686,035
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1A2A (P)	0.563	09/19/35	579,717	331,520
Jefferies & Company, Inc.,
Series 2009-R2, Class 4A (P)(S)	5.390	05/26/37	1,716,813	1,531,968
Series 2009-R9, Class 1A1 (P)(S)	5.845	08/26/46	1,689,356	1,540,973
JPMorgan REREMIC,
Series 2009-12, Class 1A1 (S)	5.750	07/26/37	2,406,492	2,435,928
WaMu Mortgage Pass Through Certificates,
Series 2005-AR13, Class A1B2 (P)	0.661	10/25/45	3,210,322	1,903,028
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12, Class 2A6 (P)	3.208	07/25/35	2,678,242	2,479,105
Series 2005-AR4, Class 2A2 (P)	4.077	04/25/35	1,368,954	1,265,139
Series 2005-AR9, Class 3A1 (P)	3.218	05/25/35	1,390,658	1,288,550

U.S. Government & Agency Obligations 30.54%				$155,912,558

(Cost $154,431,060)

U.S. Government 1.97%				10,058,980

U.S. Treasury Notes	1.000	09/30/11	10,000,000	10,058,980

U.S. Government Agency 28.57%				145,853,578

Federal Home Loan Mortgage Corp.,
Freddie Mac Gold Pool	4.500	TBA	25,000,000	25,241,210
Freddie Mac Non Gold Pool (P)	6.508	01/01/37	3,237,536	3,432,377
Freddie Mac Non Gold Pool (P)	5.878	11/01/36	1,690,244	1,776,354
Freddie Mac Non Gold Pool (P)	5.347	01/01/37	825,499	875,754
Federal National Mortgage Association,
Fannie Mae Pool	6.000	TBA	10,000,000	10,696,875
Fannie Mae Pool (P)	5.844	01/01/37	1,473,624	1,566,248
Fannie Mae Pool (P)	5.678	10/01/38	2,435,864	2,588,734
Fannie Mae Pool	5.500	TBA	25,000,000	26,476,562
Fannie Mae Pool (P)	5.246	04/01/37	4,738,720	4,985,318
Fannie Mae Pool (P)	5.062	11/01/35	1,468,602	1,559,393
Fannie Mae Pool	5.000	TBA	50,000,000	51,949,220
Fannie Mae Pool (P)	4.881	07/01/38	4,385,070	4,606,314
Fannie Mae Pool	4.500	TBA	10,000,000	10,099,219

Foreign Government Obligations 8.52%				$43,487,239

(Cost $44,267,324)

Foreign Government 8.52%				43,487,239

Federative Republic of Brazil,
Bond	11.000	08/17/40	590,000	780,275
Note	8.750	02/04/25	1,050,000	1,323,000
Note	8.000	01/15/18	229,800	262,432
Sr Note	5.875	01/15/19	760,000	796,100
Government of Malaysia,
Bond (MYR) (D)	4.378	11/29/19	1,630,000	481,525
Bond (MYR) (D)	3.741	02/27/15	1,660,000	485,521
Government of Mexico,
Bond (MXN) (D)	8.500	12/13/18	6,900,000	550,312
Bond (MXN) (D)	8.500	05/31/29	6,230,000	477,100
Bond (MXN) (D)	7.500	06/03/27	6,290,000	441,021
Sr Note	7.500	04/08/33	960,000	1,094,400
Sr Note	6.750	09/27/34	1,560,000	1,638,000

15

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Foreign Government (continued)

Sr Note	6.625%	03/03/15	450,000	$504,000
Sr Note	5.950	03/19/19	228,000	240,882
Government of Qatar (S)	5.250	01/20/20	840,000	843,150
Government of Russia	7.500	03/31/30	3,501,500	3,939,538
Islamic Republic of Pakistan	7.125	03/31/16	150,000	129,210
Nota do Tesouro Nacional,
Note (BRL) (D)	10.000	01/01/17	70,000	321,613
Note (BRL) (D)	10.000	01/01/17	160,000	735,115
Note (BRL) (D)	1.000	01/01/17	40,000	183,779
Note (BRL) (D)	1.000	01/01/17	40,000	183,779
Republic of Argentina,
Bond (H)	12.000	02/01/20	120,000	52,200
Bond (H)	11.375	01/30/17	612,000	266,220
Bond (H)	8.875	03/01/29	280,000	123,200
Note (2.50% to 3-31-19 then 3.75%)	2.500	12/31/38	560,000	186,200
Sr Bond	7.000	10/03/15	1,790,000	1,391,725
Sr Note (EUR) (D)	7.820	12/31/33	250,468	202,287
Sr Note (EUR) (D)	2.260	12/31/38	470,000	187,351
Republic of Colombia,
Bond	7.375	09/18/37	830,000	881,875
Bond (COP) (D)	9.850	06/28/27	75,000,000	43,620
Note	7.375	01/27/17	195,000	217,912
Sr Bond	8.125	05/21/24	715,000	829,400
Republic of El Salvador,
Bond	8.250	04/10/32	100,000	106,375
Bond (S)	7.375	12/01/19	765,000	805,162
Note	7.650	06/15/35	100,000	101,500
Republic of Gabon,
Bond (S)	8.200	12/12/17	320,000	346,400
Republic of Indonesia,
Bond (BRL) (D)	Zero	12/07/10	200,000	918,893
Bond (IDR) (D)	11.000	11/15/20	1,300,000,000	148,921
Bond (IDR) (D)	1.000	06/17/21	2,300,000,000	293,293
Sr Bond	7.750	01/17/38	455,000	500,395
Sr Bond	6.875	03/09/17	300,000	327,394
Sr Note (S)	11.625	03/04/19	1,100,000	1,553,750
Sr Note (IDR) (D)	12.800	06/15/21	4,100,000,000	522,827
Republic of Iraq	5.800	01/15/28	1,275,000	975,375
Republic of Korea	7.125	04/16/19	250,000	289,599
Republic of Panama,
Bond	7.250	03/15/15	380,000	431,300
Sr Bond	5.200	01/30/20	1,420,000	1,412,900
Republic of Peru,
Sr Bond	9.875	02/06/15	150,000	188,625
Sr Bond	7.350	07/21/25	960,000	1,072,800
Sr Bond	6.550	03/14/37	185,000	185,925
Republic of Philippines,
Bond	9.375	01/18/17	280,000	347,200
Bond	7.750	01/14/31	2,320,000	2,557,800
Republic of Poland (PLN) (D)	6.375	07/15/19	1,230,000	1,330,773
Republic of South Africa,
Bond (ZAR) (D)	8.250	09/15/17	1,940,000	242,997
Sr Note	6.875	05/27/19	480,000	531,600
Sr Note	6.500	06/02/14	50,000	54,500

16

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Foreign Government (continued)

Republic of Turkey,
Note	7.250%	03/15/15	855,000	$955,463
Sr Note	7.500	11/07/19	635,000	714,375
Republic of Ukraine,
Bond (JPY) (D)	3.200	12/19/10	100,000,000	1,006,247
Sr Bond (S)	6.875	03/04/11	115,000	110,400
Sr Bond	6.875	03/04/11	250,000	240,025
Republic of Uruguay,
Note	8.000	11/18/22	970,000	1,109,195
Sr Bond	7.625	03/21/36	245,000	263,988
Republic of Venezuela,
Bond	13.625	08/15/18	155,000	149,575
Bond	9.250	05/07/28	2,180,000	1,520,550
Note (P)	1.249	04/20/11	2,650,000	2,378,375

		Maturity	Shares
	Rate	date		Value

Convertible Preferred Stocks 0.26%				$1,326,439

(Cost $1,324,152)

Communications 0.26%				1,326,439

Media 0.26%
Comcast Corp.,
Class A	5.300%	01/15/14	1,225,000	1,326,439

Defaulted bonds beyond maturity date 0.56%				$2,842,725

(Cost $2,919,618)

Government 0.56%				2,842,725

Republic of Argentina,
Bond (H)	11.750	04/07/09	440,000	191,400
Bond	11.000	10/09/06	970,000	421,950
Bond (H)	8.375	12/20/03	3,350,000	1,457,250
Note (H)	11.000	12/04/05	1,775,000	772,125

Short-Term Investments 28.54%				$145,677,765

(Cost $145,677,765)

		Yield*	Par Value	Value

				145,677,765

State Street Institutional Liquid Reserves Fund		0.131%	145,677,765	145,677,765

Total investments (Cost $641,843,598)† 126.71%				$646,830,623

Other assets and liabilities, net (26.71%)				($136,358,306)

Total net assets 100.00%				$510,472,317

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

17

Multi-Sector Bond Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Currency abbreviations

BRL – Brazilian Real

COP – Colombian Peso

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

PLN – Polish Zloty

ZAR – South African Rand

Gtd	Guaranteed

PIK	Paid In Kind

(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H)	Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

†	At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was
$641,998,753. Net unrealized appreciation aggregated $4,831,870, of which $6,801,349 related to appreciated investment securities and $1,969,479 related to depreciated investment securities.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

18

Multi-Sector Bond Fund

Statement of Assets and Liabilities — January 31, 2010 (Unaudited)

Assets

Investments, at value (Cost $641,843,598)	$646,830,623
Cash held at broker for futures contracts	670,500
Receivable for investments sold	7,000,191
Receivable for delayed delivery securities sold	10,042,188
Receivable for forward foreign currency
exchange contracts (Note 3)	14,277
Interest receivable	4,270,961
Receivable due from adviser	9
Total assets	668,828,749

Liabilities

Payable for investments purchased	24,669,826
Payable for delayed delivery securities
purchased	133,193,251
Payable for fund shares repurchased	68,568
Swap contracts, at value (Note 3)	159,978
Payable for futures variation margin	202,547
Distributions payable	135
Payable to affiliates
Accounting and legal services fees	19,047
Trustees' fees	3,644
Other liabilities and accrued expenses	39,436
Total liabilities	158,356,432

Net assets

Capital paid-in	$507,220,407
Distributions in excess of net investment income	(165,749)
Accumulated net realized loss on investments,
futures contracts and foreign currency
transactions	(819,707)
Net unrealized appreciation on investments,
futures contracts, translation of assets and
liabilities in foreign currencies and swap
agreements	4,237,366
Net assets	$510,472,317

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($25,199 ÷ 2,500 shares)	$10.08
Class I ($25,200 ÷ 2,500 shares)	$10.08
Class NAV ($510,421,918 ÷ 50,637,486 shares)	$10.08

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.55

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements		Multi Sector Bond Fund
19

Multi-Sector Bond Fund

Statement of Operations — January 31, 2010 (Unaudited)1

Investment income

Interest	$3,605,590
Less foreign taxes withheld	(9,755)
Total investment income	3,595,835

Expenses

Investment management fees (Note 5)	717,748
Distribution and service fees (Note 5)	19
Accounting and legal services fees (Note 5)	23,497
Trustees' fees (Note 6)	3,977
State registration fees (Note 5)	2
Printing and postage fees (Note 5)	137
Professional fees	17,085
Custodian fees	22,093
Registration and filing fees	777
Other	354

Total expenses	785,689

Less expense reductions (Note 5)	(694)

Net expenses	784,995

Net investment income	2,810,840

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(796,574)
Futures contracts (Note 3)	(27,507)
Foreign currency transactions	4,374
(819,707)

Change in net unrealized appreciation
(depreciation) of
Investments	4,987,025
Futures contracts (Note 3)	(601,420)
Swap contracts (Note 3)	(159,978)
Translation of assets and liabilities in foreign
currencies	11,739
4,237,366

Net realized and unrealized gain	3,417,659

Increase in net assets from operations	$6,228,499

[1] Period from 11-2-09 (inception date) to 1-31-10.

See notes to financial statements		Multi Sector Bond Fund
20

Multi-Sector Bond Fund

Statement of Changes in Net Assets

Period ended
1/31/10 1
Increase (decrease) in net assets	(Unaudited)

From operations
Net investment income	$2,810,840
Net realized loss	(819,707)
Change in net unrealized appreciation
(depreciation)	4,237,366
Increase in net assets resulting from
operations	6,228,499

Distributions to shareholders
From net investment income
Class A	(132)
Class I	(150)
Class NAV	(2,976,307)

Total distributions	(2,976,589)

From Fund share transactions (Note 7)	507,220,407

Total increase	510,472,317

Net assets

Beginning of period	—
End of period	$510,472,317

Distributions in excess of net investment
income	($165,749)

[1] Period from 11-2-09 (inception date) to 1-31-10.

See notes to financial statements		Multi Sector Bond Fund
21

Multi-Sector Bond Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS A SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.13

Less distributions
From net investment income	(0.05)
Net asset value, end of period	$10.08

Total return (%)[3,4]	1.34[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	2.58[6]
Expenses net of fee waivers	1.25[6]
Expenses net of fee waivers and credits	1.25[6]
Net investment income	1.86[6]
Portfolio turnover (%)	58 [7]

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-10 was 62%.

See notes to financial statements		Multi Sector Bond Fund
22

Multi-Sector Bond Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS I SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.14

Less distributions
From net investment income	(0.06)
Net asset value, end of period	$10.08

Total return (%)[3,4]	1.41[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[6]
Expenses net of fee waivers	0.95[6]
Expenses net of fee waivers and credits	0.95[6]
Net investment income	2.16[6]
Portfolio turnover (%)	58 [7]

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-10 was 62%.

See notes to financial statements		Multi Sector Bond Fund
23

Multi-Sector Bond Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS NAV SHARES

Period ended

Per share operating performance	1/31/10[1]

Net asset value, beginning of period	$10.00
Net investment income[2]	0.07
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.14

Less distributions
From net investment income	(0.06)
Net asset value, end of period	$10.08

Total return (%)[3,4]	1.46[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$510
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[6]
Expenses net of fee waivers	0.79[6]
Expenses net of fee waivers and credits	0.79[6]
Net investment income	2.83[6]
Portfolio turnover (%)	58 [7]

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-10 was 62%.

See notes to financial statements		Multi Sector Bond Fund
24

John Hancock Multi-Sector Bond Fund

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Multi Sector Bond Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

John Hancock Investment Management Services (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class I and Class NAV shares. Class A shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and affiliates owned 100% of Class A and Class I shares, respectively, of the Fund on January 31, 2010.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in The United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

25

Other portfolio assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

				Level 3
	Total Market			Significant
	Value at	Level 1	Level 2 Significant	Unobservable
	1/31/10	Quoted Price	Observable Inputs	Inputs

Asset Backed
Securities	$6,083,576	-	$6,083,576	-
Collateralized
Mortgage
Obligations	16,116,473	-	14,430,438	$1,686,035
Convertible
Preferred Stocks	1,326,439	-	1,326,439	-
Corporate Bonds	163,969,421	-	163,969,421	-

26

				Level 3
	Total Market			Significant
	Value at	Level 1	Level 2 Significant	Unobservable
	1/31/10	Quoted Price	Observable Inputs	Inputs

Defaulted bonds
beyond maturity
date	$2,842,725	-	$2,842,725	-
Foreign
Government
Obligations	43,487,239	-	39,321,693	$4,165,546
Term Loans	111,414,427	-	111,414,427	-
U.S. Government &
Agency Obligations	155,912,558	-	155,912,558	-
Short-Term
Investments	145,677,765	-	145,677,765	-

Total investments
in securities	$646,830,623	-	$640,979,042	$5,851,581
Other Financial
Instruments	(747,121)	($601,420)	(145,701)	-
Totals	$646,083,502	($601,420)	$640,833,341	$5,851,581

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized	Foreign
	Mortgage	Government
	Obligations	Obligations	Total

Beginning balance	-	-	-
Accrued discounts/premiums	-	$20,051	$20,051
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)		(125,556)	(125,556)
Net purchases (sales)	$1,686,035	4,271,051	5,957,086
Transfers in and/or out of Level 3	-	-	-

Balance as of January 31, 2010	$1,686,035	$4,165,546	$5,851,581

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion

27

of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended January 31, 2010, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a

28

security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Term loans

The Fund’s ability to receive payments of principal and interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a term loan, because of a default, bankruptcy or any other reason, would adversely affect the income of the Fund and would likely reduce the value of its assets. Because a significant percent of term loans are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower. The Fund may have limited rights to enforce the terms of an underlying term loan. Fees associated with loan amendments are accrued daily.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expense that may applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Financial instruments

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure or as a part of an investment strategy.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

29

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the Fund will succeed in pursuing contractual remedies and may hold collateral to mitigate exposure to counterparties. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

Notional values have ranged from $0.4 million to $1.1 million, and the foreign forward currency contracts were used to hedge against anticipated currency exchange rates.

The following summarizes the foreign forward currency contracts that the Fund held as of January 31, 2010:

		Principal
		Amount
		Covered by
	Principal Amount Covered	Contract	Settlement	Unrealized
Currency	by Contract	(USD)	Date	Appreciation

Sells

Euro	288,423	$406,187	2/26/2010	$6,316
Japanese Yen	91,184,825	1,018,233	2/26/2010	7,961

		$1,424,420		$14,277

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund may use futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Notional amounts of futures contracts at January 31, 2010 are generally representative of the futures contracts activities during the period ended January 31, 2010. The futures contracts were used to manage duration of the portfolio and to hedge against anticipated interest rate changes.

The following summarizes the futures held by the fund at January 31, 2010:

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

U.S. Treasury 10-Year
Note Futures	447	Short	3/22/2010	$52,815,844	($601,420)

30

Interest Rate Swap Agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable amounts under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark. The Fund may hold collateral to mitigate exposure to counterparties.

The Fund used interest rate swap contracts to manage duration of the portfolio and hedge against anticipated interest rate changes.

The following summarizes the interest rate swap contracts with total USD notional amount held by the fund at January 31, 2010:

		PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE

3-Month
Citibank	$10,160,000	3.5825%	LIBOR (a)	12/9/2009	12/9/2019	($159,978)	($159,978)

(a) At January 31, 2010, the 3-month LIBOR rate was 0.24906%.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010 by risk category:

		Financial	Asset	Liability
	Statement of Assets	instruments	Derivatives	Derivatives
Risk	and Liabilities location	location	Fair Value	Fair Value

Payable for futures
variation margin; Net
unrealized appreciation
	(depreciation) on	Futures† /
Interest rate	investments; Swap	Interest rate
contracts	contracts, at value	swaps	-	($761,398)
Foreign	Receivable for foreign	Foreign forward
exchange	forward currency	currency
contracts	exchange contracts	contracts	$14,277	-

Total			$14,277	($761,398)

31

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended January 31, 2010:

		Foreign Currency
Risk	Futures	Transactions *	Total

Statement of Operations location
- Net realized gain (loss) of
Interest rate contracts	($27,507)	-	($27,507)
Foreign currency contracts	-	$4,374	4,374

Total	($27,507)	$4,374	($23,133)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended January 31, 2010:

			Translation of
			assets and
			liabilities in
	Futures	Swap	foreign
Risk	contracts	contracts	currencies *	Total

Statement of Operations
location - Change in
unrealized appreciation
(depreciation) of
Interest rate contracts	($601,420)	($159,978)	-	($761,398)
Foreign currency contracts	-	-	$11,739	11,739

Total	($601,420)	($159,978)	$11,739	($749,659)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.74% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $500,000,000 and (c) 0.675% of the Fund’s average daily net

32

asset value in excess of $750,000,000. The Fund has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of 0.72% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser voluntarily agreed to waive a portion of the management fee or reimburse expenses for certain Funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to limit the total expenses as follows: 1.25% and 0.95% for Class A and Class I shares, respectively, through July 31, 2010. The Adviser reserves the right to terminate these limitations in the future.

The expense reductions related to the expense limitations and waivers above amounted to $694.

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. Certain reimbursements or waivers are not subject to recapture. The expenses waived or reimbursed subject to potential recovery through December 31, 2012 are $119. For the period ended January 31, 2010, the Fund did not recapture any expenses.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended January 31, 2010, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30% of average daily net asset value for Class A shares. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares may be assessed up-front sales charges. During the period ended January 31, 2010, there were no upfront sales charges for Class A shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Transfer Agent), an indirect subsidiary of MFC. For Class A and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the class’s average daily net assets, and reimbursement for certain out-of-pocket expenses. In addition, the Fund pays a monthly fee which is based on an annual rate of $17.50 per shareholder account.

33

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended January 31, 2010, there were no earning credits.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the period ended January 31, 2010, there were no small accounts fee.

Class level expenses for the period ended January 31, 2010, were as follows:

	Distribution and	State registration	Printing and
Share Class	service fees	fees	postage fees

Class A	$19	$1	$91
Class I	-	1	46
Total	$19	$2	$137

Note 6 Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 7

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended January 31, 2010 along with the corresponding dollar value.

	Period ended
	1/31/10[1]

	Shares	Amount
Class A shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class I shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class NAV shares
Sold	50,476,602	$505,552,190
Distributions reinvested	296,156	2,976,307
Repurchased	(135,272)	(1,358,090)

Net increase	50,637,486	$507,170,407

Net increase	50,642,486	$507,220,407

1 Period from 11-2-09 (inception date) to 1-31-10. Unaudited.

Note 8

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2010, aggregated $243,921,129 and $2,783,581, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $398,493,678 and $242,195,898, respectively, during the period ended January 31, 2010.

34

John Hancock Funds II

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

At its meeting on September 22-24, 2009, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Funds II (the “Trust”):

1. Global High Yield Fund

2. Multi Sector Bond Fund
(the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b) an amendment to the subadvisory agreement between the Adviser and Stone Harbor Investment Partners LP (the “Subadviser”) to add the New Portfolios (the “Subadvisory Agreement Amendment”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are

{W0143441; 3}
35

also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 22-24, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

{W0143441; 3}
36

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) -- (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel, (b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and (c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) -- reviewed the advisory fee structure for the New Portfolios (including JHIMS’s agreement to waive a portion of its management fees or reimburse expenses based upon that portion of the aggregate net assets of all participating Funds that exceed $85 billion) and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3) -- (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each of the New Portfolios and the entrepreneurial risk that it

{W0143441; 3}
37

assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with each of the New Portfolios was reasonable and not excessive.

(4) -- (a) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 22-24, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business;

(2) the investment performance of other comparably managed portfolios of the Subadviser;

(3) that the Subadviser has extensive experience and demonstrated skills as a manager;

(4) the proposed subadvisory fee for each of the New Portfolios and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1) The Subadviser’s experience and skills in managing assets;

{W0143441; 3}
38

(2) The subadvisory fees for the New Portfolios are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios;

(4) the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

{W0143441; 3}
39

APPENDIX A

Fund	Comparable Fund	Estimated Fees and Expenses	Other Comments
(Subadviser)	Performance	as of June 30, 2009
as of June 30, 2009

Global High Yield	A fund managed by the	Subadvisory fees for this Fund were	The Board noted that the peer
Fund	Subadviser in a style similar	higher than the High Yield Bond	group for the Fund is very
	to the Global High Yield	peer group median.	small.
(Stone Harbor	Fund outperformed its
Investment Partners)	blended benchmark (50/50	Advisory fees for this Fund were
	High Yield Bond &	higher than the High Yield Bond
	Emerging Markets Bond)	peer group median.
over the 3- and 5- year
	periods and underperformed	Subadvisory fees for this Fund were
	this benchmark over the 1-	lower than the Emerging Markets
	year period.	Bond peer group median.

Advisory fees for this Fund were
lower than the Emerging Markets
Bond peer group median.

Multi Sector Bond	None.	Subadvisory fees for this Fund were	The Board noted that the peer
		lower than its peer group median.	group for the Fund is very
(Stone Harbor			small.
Investment Partners)		Advisory fees for this Fund were
higher than its peer group median.

40

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Chief Compliance Officer	requires mutual funds and other public companies to affirm
Michael J. Leary	that, to the best of their knowledge, the information in
Treasurer	their financial reports is fairly and accurately stated in all
Charles A. Rizzo	material respects.
Chief Financial Officer
John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

ITEM 2. CODE OF ETHICS.

(a) Not Applicable.
(b) Not Applicable.
(c) Not Applicable.
(d) Not Applicable.
(e) Not Applicable.
(f) Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable.
(b) Not Applicable.
(c) Not Applicable.
(d) Not Applicable.
(e) Not Applicable.
(f) Not Applicable.
(g) Not Applicable.
(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF
1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 22, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 22, 2010